UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2020

Date of reporting period: December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

DEC    12.31.19

SEMI-ANNUAL REPORT

AB CONCENTRATED GROWTH FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Concentrated Growth Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONCENTRATED GROWTH FUND | 1

SEMI-ANNUAL REPORT

February 12, 2020

This report provides management’s discussion of fund performance for AB Concentrated Growth Fund for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months	12 Months

AB CONCENTRATED GROWTH FUND

Class A Shares	9.47%	39.30%

Class C Shares	9.04%	38.31%

Advisor Class Shares[1]	9.61%	39.67%

Class R Shares[1]	9.31%	38.99%

Class K Shares[1]	9.44%	39.30%

Class I Shares[1]	9.62%	39.70%

Class Z Shares[1]	9.62%	39.73%

S&P 500 Index	10.92%	31.49%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2019.

For the six-month period, all share classes underperformed the benchmark, before sales charges. Stock selection within health care and materials were the largest detractors, relative to the benchmark, while selection within the industrials and communication services sectors contributed. From a sector perspective, overweights to consumer discretionary and materials detracted, while having no exposure to energy contributed. Top absolute detractors included ULTA Beauty, IQVIA, and International Flavors & Fragrances. Top absolute contributors to performance included Microsoft, Stericycle and Mastercard.

During the 12-month period, all share classes outperformed the benchmark, before sales charges, driven by positive stock selection. Selection

2 | AB CONCENTRATED GROWTH FUND	abfunds.com

within the health care and industrials sectors contributed most, while selection within financials and materials detracted. The Fund’s lack of exposure to energy contributed, while an overweight to health care detracted. Top absolute contributors included Mastercard, Microsoft and Facebook. The only absolute detractor was Hershey, while Nike and International Flavors & Fragrances were the smallest absolute contributors to performance.

The Fund did not utilize derivatives during the six- or 12-month periods.

MARKET REVIEW AND INVESTMENT STRATEGY

US equity markets posted strong results during both periods aided by central bank easing, positive trade developments between the US and China, which ultimately resulted in a phase-one agreement, as well as deals between the US, Mexico and Canada. Late in the third quarter, US equity market performance was accompanied by a sharp style rotation. Quality-growth and lower-volatility stocks, which had been strong performers, lagged, and value stocks outperformed. However, for the most part, growth stocks continued to outperform value stocks over the entire period. US equities ended the six-month period higher as the S&P 500 Index returned 10.92%, and 31.49% over the 12-month period. Market leadership was consistent over both periods; technology was the market leader over both periods, while energy was the worst-performing sector.

In this environment, the Fund’s Senior Investment Management Team remains focused on sustainably growing the underlying earnings power of the Fund and believes the Fund is well positioned for the current environment.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective of long-term growth of capital by investing primarily in common stocks of listed US companies. The Adviser employs an appraisal method that attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only

(continued on next page)

abfunds.com	AB CONCENTRATED GROWTH FUND | 3

against other stocks of the same industry group, but also against a broad spectrum of investments. While the Fund primarily invests in companies that have market capitalizations of $5 billion or more, it may invest in companies that have market capitalizations of $3 billion to $5 billion.

The Fund invests in a relatively small number of individual stocks. The Fund is considered to be “non-diversified”, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended).

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DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or health-care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB CONCENTRATED GROWTH FUND | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

Effective as of the close of business on February 28, 2014, the W.P. Stewart Growth Fund, Inc. (the “Predecessor Fund”) was converted into the Fund and the Predecessor Fund’s shares were converted into Advisor Class shares of the Fund. The inception date for Class A, C, R, K, I and Z shares is February 28, 2014. The inception date of the Predecessor Fund is February 28, 1994.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Please note: References to specific securities are presented to illustrate the Fund’s investment philosophy and are not to be considered advice or recommendations. This information reflects prevailing market conditions and the Adviser’s judgments as of the date indicated, which are subject to change. In preparing this report, the Adviser has relied upon and assumed without independent verification, the accuracy and completeness of all information available from third-party sources. It should not be assumed that any investments made in the future will be profitable or will equal the performance of the selected investments referenced herein.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	39.30%	33.37%

5 Years	12.95%	11.97%

Since Inception[1]	13.63%	12.79%

CLASS C SHARES

1 Year	38.31%	37.31%

5 Years	12.11%	12.11%

Since Inception[1]	12.78%	12.78%

ADVISOR CLASS SHARES[2]

1 Year	39.67%	39.67%

5 Years	13.23%	13.23%

10 Years	14.21%	14.21%

CLASS R SHARES[2]

1 Year	38.99%	38.99%

5 Years	12.67%	12.67%

Since Inception[1]	13.34%	13.34%

CLASS K SHARES[2]

1 Year	39.30%	39.30%

5 Years	12.95%	12.95%

Since Inception[1]	13.63%	13.63%

CLASS I SHARES[2]

1 Year	39.70%	39.70%

5 Years	13.25%	13.25%

Since Inception[1]	13.93%	13.93%

CLASS Z SHARES[2]

1 Year	39.73%	39.73%

5 Years	13.26%	13.26%

Since Inception[1]	13.93%	13.93%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.19%, 1.94%, 0.94%, 1.44%, 1.20%, 0.92% and 0.92% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 2/28/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB CONCENTRATED GROWTH FUND | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	33.37%

5 Years	11.97%

Since Inception[1]	12.79%

CLASS C SHARES

1 Year	37.31%

5 Years	12.11%

Since Inception[1]	12.78%

ADVISOR CLASS SHARES[2]

1 Year	39.67%

5 Years	13.23%

10 Years	14.21%

CLASS R SHARES[2]

1 Year	38.99%

5 Years	12.67%

Since Inception[1]	13.34%

CLASS K SHARES[2]

1 Year	39.30%

5 Years	12.95%

Since Inception[1]	13.63%

CLASS I SHARES[2]

1 Year	39.70%

5 Years	13.25%

Since Inception[1]	13.93%

CLASS Z SHARES[2]

1 Year	39.73%

5 Years	13.26%

Since Inception[1]	13.93%

1	Inception date: 2/28/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,094.70	$6.11	1.16%
Hypothetical**	$1,000	$1,019.30	$5.89	1.16%

abfunds.com	AB CONCENTRATED GROWTH FUND | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,090.40	$10.04	1.91%
Hypothetical**	$1,000	$1,015.53	$9.68	1.91%
Advisor Class
Actual	$1,000	$1,096.10	$4.79	0.91%
Hypothetical**	$1,000	$1,020.56	$4.62	0.91%
Class R
Actual	$1,000	$1,093.10	$7.42	1.41%
Hypothetical**	$1,000	$1,018.05	$7.15	1.41%
Class K
Actual	$1,000	$1,094.40	$6.16	1.17%
Hypothetical**	$1,000	$1,019.25	$5.94	1.17%
Class I
Actual	$1,000	$1,096.20	$4.64	0.88%
Hypothetical**	$1,000	$1,020.71	$4.47	0.88%
Class Z
Actual	$1,000	$1,096.20	$4.69	0.89%
Hypothetical**	$1,000	$1,020.66	$4.52	0.89%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $703.2

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Microsoft Corp.	$67,046,470	9.5%

Mastercard, Inc. – Class A	64,599,648	9.2

Abbott Laboratories	55,405,996	7.9

IQVIA Holdings, Inc.	43,469,071	6.2

Amphenol Corp. – Class A	43,047,292	6.1

Stericycle, Inc.	38,950,772	5.5

Zoetis, Inc.	34,820,623	5.0

Allegion PLC	33,892,565	4.8

Facebook, Inc. – Class A	33,611,740	4.8

Alphabet, Inc. – Class C	32,901,388	4.7

	$447,745,565	63.7%

1	All data are as of December 31, 2019. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB CONCENTRATED GROWTH FUND | 11

PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Information Technology – 24.8%
Electronic Equipment, Instruments & Components – 6.1%
Amphenol Corp. – Class A	397,739	$43,047,292

IT Services – 9.2%
Mastercard, Inc. – Class A	216,349	64,599,648

Software – 9.5%
Microsoft Corp.	425,152	67,046,470

		174,693,410

Health Care – 19.0%
Health Care Equipment & Supplies – 7.9%
Abbott Laboratories	637,877	55,405,996

Life Sciences Tools & Services – 6.2%
IQVIA Holdings, Inc.(a)	281,335	43,469,071

Pharmaceuticals – 4.9%
Zoetis, Inc.	263,095	34,820,623

		133,695,690

Consumer Discretionary – 18.7%
Auto Components – 4.2%
Aptiv PLC	307,571	29,210,018

Hotels, Restaurants & Leisure – 1.7%
Starbucks Corp.	139,873	12,297,634

Internet & Direct Marketing Retail – 2.8%
Booking Holdings, Inc.(a)	9,413	19,331,761

Specialty Retail – 7.7%
TJX Cos., Inc. (The)	509,708	31,122,770
Ulta Salon Cosmetics & Fragrance, Inc.(a)	90,070	22,800,320

		53,923,090

Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc. – Class B	162,896	16,502,994

		131,265,497

Industrials – 14.3%
Building Products – 4.8%
Allegion PLC	272,142	33,892,565

Commercial Services & Supplies – 5.5%
Stericycle, Inc.(a)(b)	610,418	38,950,772

Professional Services – 4.0%
Verisk Analytics, Inc. – Class A	185,952	27,770,072

		100,613,409

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 9.5%
Interactive Media & Services – 9.5%
Alphabet, Inc. – Class C(a)	24,608	$32,901,388
Facebook, Inc. – Class A(a)	163,760	33,611,740

		66,513,128

Materials – 7.2%
Chemicals – 7.2%
Ecolab, Inc.	92,846	17,918,350
International Flavors & Fragrances, Inc.(b)	254,066	32,779,595

		50,697,945

Financials – 4.6%
Capital Markets – 4.6%
Charles Schwab Corp. (The)	672,068	31,963,554

Total Common Stocks (cost $477,293,928)		689,442,633

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(c)(d)(e) (cost $12,727,494)	12,727,494	12,727,494

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $490,021,422)		702,170,127

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(c)(d)(e) (cost $4,947,289)	4,947,289	4,947,289

Total Investments – 100.6% (cost $494,968,711)		707,117,416
Other assets less liabilities – (0.6)%		(3,874,331)

Net Assets – 100.0%		$703,243,085

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $477,293,928)	$689,442,633	(a)
Affiliated issuers (cost $17,674,783 – including investment of cash collateral for securities loaned of $4,947,289)	17,674,783
Receivable for capital stock sold	1,751,922
Unaffiliated dividends receivable	377,137
Affiliated dividends receivable	13,592

Total assets	709,260,067

Liabilities
Payable for collateral received on securities loaned	4,947,289
Payable for capital stock redeemed	501,289
Advisory fee payable	451,835
Distribution fee payable	27,382
Administrative fee payable	16,589
Transfer Agent fee payable	5,339
Accrued expenses and other liabilities	67,259

Total liabilities	6,016,982

Net Assets	$703,243,085

Composition of Net Assets
Capital stock, at par	$1,625
Additional paid-in capital	487,140,956
Distributable earnings	216,100,504

	$703,243,085

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$35,425,642	829,088	$42.73	*

C	$24,981,236	614,421	$40.66

Advisor	$640,099,780	14,743,059	$43.42

R	$18,723	445.60	$42.02

K	$803,886	18,813	$42.73

I	$18,132	416.85	$43.50

Z	$1,895,686	43,603	$43.48

(a)	Includes securities on loan with a value of $27,661,898 (see Note E).

*	The maximum offering price per share for Class A shares was $44.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$2,686,332
Affiliated issuers	135,106
Securities lending income	15,409	$2,836,847

Expenses
Advisory fee (see Note B)	2,541,680
Distribution fee—Class A	38,408
Distribution fee—Class C	116,121
Distribution fee—Class R	42
Distribution fee—Class K	900
Transfer agency—Class A	6,062
Transfer agency—Class C	4,658
Transfer agency—Advisor Class	114,389
Transfer agency—Class R	5
Transfer agency—Class K	180
Transfer agency—Class I	2
Transfer agency—Class Z	156
Custodian	62,220
Registration fees	53,506
Administrative	33,516
Legal	19,390
Audit and tax	17,677
Printing	17,422
Directors’ fees	11,681
Miscellaneous	9,995

Total expenses	3,048,010
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(7,063)

Net expenses		3,040,947

Net investment loss		(204,100)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		15,187,325
Net change in unrealized appreciation/depreciation of investments		45,497,148

Net gain on investment transactions		60,684,473

Contributions from Affiliates (see Note B)		319

Net Increase in Net Assets from Operations		$60,480,692

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(204,100)	$(583,869)
Net realized gain on investment transactions	15,187,325	26,442,826
Net change in unrealized appreciation/depreciation of investments	45,497,148	74,701,123
Contributions from Affiliates (see Note B)	319	– 0	–

Net increase in net assets from operations	60,480,692	100,560,080
Distributions to Shareholders
Class A	(1,116,096)	(1,607,170)
Class C	(837,819)	(1,347,233)
Advisor Class	(20,178,206)	(27,894,149)
Class R	(621)	(1,045)
Class K	(25,330)	(42,507)
Class I	(589)	(8,711)
Class Z	(59,792)	(48,301)
Capital Stock Transactions
Net increase	74,752,298	105,119,056

Total increase	113,014,537	174,730,020
Net Assets
Beginning of period	590,228,548	415,498,528

End of period	$703,243,085	$590,228,548

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

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NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such

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NOTES TO FINANCIAL STATEMENTS (continued)

adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$689,442,633		$	– 0	–	$	– 0	–	$689,442,633
Short-Term Investments	12,727,494			– 0	–		– 0	–	12,727,494
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,947,289			– 0	–		– 0	–	4,947,289

Total Investments in Securities	707,117,416			– 0	–		– 0	–	707,117,416
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$707,117,416		$	– 0	–	$	– 0	–	$707,117,416

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the six months ended December 31, 2019, there was no such waiver/reimbursement. The Expense Caps may not be terminated by the Adviser prior to October 31, 2020.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the reimbursement for such services amounted to $33,516.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $62,711 for the six months ended December 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $11,184 from the sale of Class A shares and received $8 and $141 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $6,683.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,602	$82,425	$86,299	$12,728	$132
Government Money Market Portfolio*	151	14,649	9,853	4,947	3

Total				$17,675	$135

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended December 31, 2019, the Adviser reimbursed the Fund $319 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an

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NOTES TO FINANCIAL STATEMENTS (continued)

“assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $196,416, $0 and $0 for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$100,695,400		$43,743,745
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$212,148,705
Gross unrealized depreciation	– 0	–

Net unrealized appreciation	$212,148,705

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended December 31, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the

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NOTES TO FINANCIAL STATEMENTS (continued)

securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2019 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 27,661,898	$4,947,289	$23,213,917	$15,409	$2,938	$380

*	As of December 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019		Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class A
Shares sold	252,638	233,180		$10,415,055	$8,527,311

Shares issued in reinvestment of distributions	23,397	43,192		982,194	1,447,354

Shares converted from Class C	6,013	2,205		238,607	81,423

Shares redeemed	(163,220)	(327,801)		(6,641,106)	(12,160,078)

Net increase (decrease)	118,828	(49,224)		$4,994,750	$(2,103,990)

Class C
Shares sold	74,453	136,057		$2,932,399	$4,725,917

Shares issued in reinvestment of distributions	18,072	36,915		722,159	1,188,284

Shares converted to Class A	(6,292)	(2,297)		(238,607)	(81,423)

Shares redeemed	(49,945)	(122,750)		(1,964,853)	(4,386,660)

Net increase	36,288	47,925		$1,451,098	$1,446,118

Advisor Class
Shares sold	2,675,426	4,895,058		$111,641,620	$183,674,681

Shares issued in reinvestment of distributions	355,218	655,960		15,150,069	22,269,839

Shares redeemed	(1,418,959)	(2,718,811)		(59,304,289)	(100,310,424)

Net increase	1,611,685	2,832,207		$67,487,400	$105,634,096

Class R
Shares sold	42	0	(a)	$1,718	$5

Shares issued in reinvestment of distributions	1	0	(a)	51	0	(b)

Shares redeemed	0 (a)	– 0	–	(2)	– 0	–

Net increase	43	0	(a)	$1,767	$5

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class K
Shares sold	2,598	2,458	$106,077	$92,575

Shares issued in reinvestment of distributions	590	1,237	24,759	41,462

Shares redeemed	(2,724)	(1,096)	(110,981)	(36,571)

Net increase	464	2,599	$19,855	$97,466

Class I
Shares sold	2	3,136	$60	$117,021

Shares issued in reinvestment of distributions	0 (a)	225	13	7,657

Shares redeemed	(1)	(3,526)	(34)	(130,695)

Net increase (decrease)	1	(165)	$39	$(6,017)

Class Z
Shares sold	19,987	13,049	$819,237	$457,789

Shares issues in reinvestment of distributions	1,308	1,208	55,837	41,059

Shares redeemed	(1,844)	(12,751)	(77,685)	(447,470)

Net increase	19,451	1,506	$797,389	$51,378

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

At December 31, 2019, a shareholder of the Fund owned 14% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB CONCENTRATED GROWTH FUND | 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Long-term capital gains	$30,949,116	$14,198,004

Total taxable distributions paid	$30,949,116	$14,198,004

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$656,724
Undistributed capital gains	11,057,453
Unrealized appreciation/(depreciation)	166,124,407	(a)

Total accumulated earnings/(deficit)	$177,838,584

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30 | AB CONCENTRATED GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 40.35	$ 35.44	$ 32.65	$ 26.04	$ 28.61	$ 26.26

Income From Investment Operations

Net investment loss(a)(b)	(.06)	(.12)	(.15)	(.08)	(.05)	(.10)

Net realized and unrealized gain (loss) on investment transactions	3.86	7.62	4.13	6.82	(1.73)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.80	7.50	3.98	6.74	(1.78)	3.14

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 42.73	$ 40.35	$ 35.44	$ 32.65	$ 26.04	$ 28.61

Total Return

Total investment return based on net asset value(d)	9.47%	22.67%	12.39%	25.93%	(6.38	) %	12.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,425	$28,661	$26,920	$26,579	$30,438	$13,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.16	%^	1.19%	1.21%	1.22%	1.24%	1.24%

Expenses, before waivers/reimbursements(e)‡	1.16	%^	1.19%	1.21%	1.22%	1.27%	1.39%

Net investment loss(b)	(.27	)%^	(.32)%	(.45)%	(.27)%	(.19)%	(.37)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 38.61	$ 34.27	$ 31.84	$ 25.58	$ 28.33	$ 26.20

Income From Investment Operations

Net investment loss(a)(b)	(.20)	(.38)	(.40)	(.29)	(.25)	(.32)

Net realized and unrealized gain (loss) on investment transactions	3.67	7.31	4.02	6.68	(1.71)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.47	6.93	3.62	6.39	(1.96)	2.92

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 40.66	$ 38.61	$ 34.27	$ 31.84	$ 25.58	$ 28.33

Total Return

Total investment return based on net asset value(d)	9.04%	21.75%	11.56%	25.03%	(7.10)%	11.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,981	$22,320	$18,168	$18,727	$19,617	$10,652

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.91	%^	1.94%	1.96%	1.97%	1.99%	1.99%

Expenses, before waivers/reimbursements(e)‡	1.91	%^	1.94%	1.96%	1.97%	2.01%	2.14%

Net investment loss(b)	(1.02	)%^	(1.07)%	(1.20)%	(1.02)%	(.94)%	(1.15)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 40.93	$ 35.83	$ 32.91	$ 26.18	$ 28.69	$ 26.28

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)(c)	(.03)	(.07)	(.01)	.01	(.04)

Net realized and unrealized gain (loss) on investment transactions	3.91	7.72	4.18	6.87	(1.73)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.91	7.69	4.11	6.86	(1.72)	3.20

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 43.42	$ 40.93	$ 35.83	$ 32.91	$ 26.18	$ 28.69

Total Return

Total investment return based on net asset value(d)	9.61%	22.97%	12.69%	26.26%	(6.16)%	12.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$640,100	$537,484	$369,006	$298,099	$227,787	$192,909

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.91	%^	.94%	.96%	.96%	.99%	.99%

Expenses, before waivers/reimbursements(e)‡	.91	%^	.94%	.96%	.97%	1.01%	1.12%

Net investment income (loss)(b)	(.02	)%^	(.07)%	(.21)%	(.03)%	.05%	(.13)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 39.76	$ 35.04	$ 32.37	$ 25.88	$ 28.51	$ 26.24

Income From Investment Operations

Net investment loss(a)(b)	(.11)	(.21)	(.24)	(.15)	(.12)	(.17)

Net realized and unrealized gain (loss) on investment transactions	3.79	7.52	4.10	6.77	(1.72)	3.23

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.68	7.31	3.86	6.62	(1.84)	3.06

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 42.02	$ 39.76	$ 35.04	$ 32.37	$ 25.88	$ 28.51

Total Return

Total investment return based on net asset value(d)	9.31%	22.38%	12.12%	25.63%	(6.62)%	11.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19	$16	$14	$13	$33	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.41	%^	1.44%	1.45%	1.46%	1.49%	1.49%

Expenses, before waivers/reimbursements(e)‡	1.41	%^	1.44%	1.45%	1.47%	1.50%	1.60%

Net investment loss(b)	(.53	)%^	(.57)%	(.70)%	(.53)%	(.45)%	(.62)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 40.36	$ 35.45	$ 32.66	$ 26.04	$ 28.61	$ 26.26

Income From Investment Operations

Net investment loss(a)(b)	(.06)	(.12)	(.16)	(.09)	(.05)	(.10)

Net realized and unrealized gain (loss) on investment transactions	3.85	7.62	4.14	6.84	(1.73)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.79	7.50	3.98	6.75	(1.78)	3.14

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 42.73	$ 40.36	$ 35.45	$ 32.66	$ 26.04	$ 28.61

Total Return

Total investment return based on net asset value(d)	9.44%	22.67%	12.38%	25.97%	(6.38)%	12.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$804	$741	$558	$398	$99	$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.17	%^	1.19%	1.21%	1.21%	1.24%	1.24%

Expenses, before waivers/reimbursements(e)‡	1.17	%^	1.20%	1.22%	1.22%	1.24%	1.35%

Net investment loss(b)	(.28	)%^	(.32)%	(.46)%	(.31)%	(.18)%	(.38)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

abfunds.com	AB CONCENTRATED GROWTH FUND | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 41.00	$ 35.88	$ 32.95	$ 26.21	$ 28.71	$ 26.28

Income From Investment Operations

Net investment income (loss)(a)(b)	.00	(c)	(.03)	(.07)	.00	(c)	.02	(.02)

Net realized and unrealized gain (loss) on investment transactions	3.92	7.74	4.19	6.87	(1.73)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.92	7.71	4.12	6.87	(1.71)	3.22

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 43.50	$ 41.00	$ 35.88	$ 32.95	$ 26.21	$ 28.71

Total Return

Total investment return based on net asset value(d)	9.62%	22.99%	12.71%	26.26%	(6.12)%	12.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18	$17	$21	$13	$25	$12

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.88	%^	.91%	.95%	.95%	.98%	.99%

Expenses, before waivers/reimbursements(e)‡	.88	%^	.92%	.96%	.96%	.98%	1.09%

Net investment income (loss)(b)	.01	%^	(.09)%	(.21)%	.01%	.07%	(.07)%

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 40.98	$ 35.86	$ 32.93	$ 26.19	$ 28.69	$ 26.28

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)(c)	(.01)	(.05)	.00	(c)	.02	(.04)

Net realized and unrealized gain (loss) on investment transactions	3.92	7.72	4.17	6.87	(1.73)	3.24

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.92	7.71	4.12	6.87	(1.71)	3.20

Less: Distributions

Distributions from net realized gain on investment transactions	(1.42)	(2.59)	(1.19)	(.13)	(.79)	(.79)

Net asset value, end of period	$ 43.48	$ 40.98	$ 35.86	$ 32.93	$ 26.19	$ 28.69

Total Return

Total investment return based on net asset value(d)	9.62%	23.01%	12.72%	26.29%	(6.12)%	12.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,896	$990	$812	$64,060	$44,764	$34,464

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.89	%^	.91%	.91%	.93%	.96%	.99%

Expenses, before waivers/reimbursements(e)‡	.89	%^	.92%	.92%	.94%	.96%	1.08%

Net investment income (loss)(b)	(.01	)%^	(.03)%	(.13)%	0%	.07%	(.15	) %

Portfolio turnover rate	7%	30%	27%	29%	44%	23%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00%	.00%	.01%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2018 and June 30, 2017, such waiver amounted to .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 37

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez* Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

James T. Tierney(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services,

Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by Mr. James T. Tierney.

*	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee when he joins the Board on January 1, 2020.

38 | AB CONCENTRATED GROWTH FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB CONCENTRATED GROWTH FUND | 39

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

40 | AB CONCENTRATED GROWTH FUND	abfunds.com

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median. The directors also took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the

abfunds.com	AB CONCENTRATED GROWTH FUND | 41

Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund (although the directors noted that the Fund’s

42 | AB CONCENTRATED GROWTH FUND	abfunds.com

expense ratio was currently below the Adviser’s expense cap). The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB CONCENTRATED GROWTH FUND | 43

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

44 | AB CONCENTRATED GROWTH FUND	abfunds.com

AB CONCENTRATED GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CG-0152-1219

DEC    12.31.19

SEMI-ANNUAL REPORT

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Concentrated International Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 13, 2020

This report provides management’s discussion of fund performance for AB Concentrated International Growth Portfolio for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months	12 Months

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Class A Shares	8.59%	34.30%

Class C Shares	8.13%	33.36%

Advisor Class Shares[1]	8.75%	34.69%

MSCI EAFE Index (net)	7.01%	22.01%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended December 31, 2019.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. For both periods, positive security selection drove the majority of outperformance, relative to the benchmark. For the six-month period, stock selection within communication services and consumer discretionary were the largest contributors, while selection within the financials and health care sectors detracted. From a positioning standpoint, an overweight to technology contributed, while an overweight to consumer staples detracted. Top absolute contributors to performance included Murata Manufacturing, ASML and Cellnex Telecom. Top absolute detractors included NMC Health, Temenos and KOSÉ.

During the 12-month period, stock selection within consumer discretionary and communication services were the largest contributors, while selection

2 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

within the consumer staples sector detracted. The net effect of sector positioning was incrementally positive over the period. Top absolute contributors to performance included Cellnex Telecom, ASML and Recruit Holdings. Top absolute detractors included NMC, Budweiser APAC and St. James’s Place.

During both periods, the Fund utilized derivatives in the form of currency forwards for hedging purposes (to reduce volatility), which detracted from absolute returns.

MARKET REVIEW AND INVESTMENT STRATEGY

International markets delivered strong positive performance over both periods, a sharp reversal from the weakness experienced in the fourth quarter of 2018. Central bank easing, positive trade developments between the US and China—which ultimately resulted in a phase-one agreement—as well as deals between the US, Mexico and Canada, and a clearer picture of a final Brexit outcome quelled recession concerns that manifested at the end of 2018. Congress had a budget deal in the US, and investment sentiment was far more positive. Market leadership was consistent over both periods, as technology and health care led, while yield-oriented sectors such as energy and real estate lagged.

As ever, the Fund’s Senior Investment Management Team’s strategy is to focus on high-quality companies with stable earnings growth, strong balance sheets and reasonable valuations.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

The Fund invests in companies that are determined by the Adviser to offer favorable long-term growth potential and that are trading at attractive valuations. The Adviser employs an appraisal method which attempts to measure each prospective company’s quality and growth rate by numerous factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Adviser, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Adviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs

(continued on next page)

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 3

economic, political and market factors in making investment decisions; this appraisal technique attempts to measure each investment candidate not only against other stocks of the same industry and region, but also against a broad spectrum of investments.

The Fund invests in a relatively small number of individual stocks, generally 25 to 35 companies. The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $2.0 billion or more. The Fund’s holdings of non-US companies may include some companies located in emerging markets, and at times emerging-market companies may make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

4 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Please note: References to specific securities are presented to illustrate the Fund’s investment philosophy and are not to be considered advice or recommendations. This information reflects prevailing market conditions and the Adviser’s judgments as of the date indicated, which are subject to change. In preparing this report, the Adviser has relied upon and assumed without independent verification, the accuracy and completeness of all information available from third-party sources. It should not be assumed that any investments made in the future will be profitable or will equal the performance of the selected investments referenced herein.

6 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	34.30%	28.53%

Since Inception[1]	6.35%	5.38%

CLASS C SHARES

1 Year	33.36%	32.36%

Since Inception[1]	5.56%	5.56%

ADVISOR CLASS SHARES[2]

1 Year	34.69%	34.69%

Since Inception[1]	6.60%	6.60%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.86%, 2.60% and 1.60% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses to 1.30%, 2.05% and 1.05% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2020. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 4/15/2015.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	28.53%

Since Inception[1]	5.38%

CLASS C SHARES

1 Year	32.36%

Since Inception[1]	5.56%

ADVISOR CLASS SHARES[2]

1 Year	34.69%

Since Inception[1]	6.60%

1	Inception date: 4/15/2015.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,085.90	$6.76	1.29%	$6.82	1.30%
Hypothetical**	$1,000	$1,018.65	$6.55	1.29%	$6.60	1.30%
Class C
Actual	$1,000	$1,081.30	$10.67	2.04%	$10.72	2.05%
Hypothetical**	$1,000	$1,014.88	$10.33	2.04%	$10.38	2.05%
Advisor Class
Actual	$1,000	$1,087.50	$5.46	1.04%	$5.51	1.05%
Hypothetical**	$1,000	$1,019.91	$5.28	1.04%	$5.33	1.05%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

10 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $93.6

1

All data are as of December 31, 2019. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 11

PORTFOLIO SUMMARY (continued)

December 31, 2019 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Murata Manufacturing Co., Ltd.	$4,271,471	4.6%

ASML Holding NV	4,137,684	4.4

Nestle SA	3,719,992	4.0

Partners Group Holding AG	3,469,055	3.7

Eurofins Scientific SE	3,385,934	3.6

HDFC Bank Ltd.	3,363,109	3.6

Sika AG	3,345,762	3.6

Lonza Group AG	3,297,493	3.5

Temenos AG	3,292,076	3.5

Capgemini SE	3,289,633	3.5

	$35,572,209	38.0%

1	Long-term investments.

12 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 19.3%
Electronic Equipment, Instruments & Components – 7.8%
Keyence Corp.	8,600	$3,019,790
Murata Manufacturing Co., Ltd.	69,400	4,271,471

		7,291,261

IT Services – 3.5%
Capgemini SE	26,897	3,289,633

Semiconductors & Semiconductor Equipment – 4.5%
ASML Holding NV	13,976	4,137,684

Software – 3.5%
Temenos AG(a)	20,811	3,292,076

		18,010,654

Consumer Staples – 17.0%
Beverages – 5.2%
Budweiser Brewing Co. APAC Ltd.(a)(b)	562,600	1,898,846
Treasury Wine Estates Ltd.	265,798	3,027,637

		4,926,483

Food Products – 6.1%
Calbee, Inc.	60,100	1,958,137
Nestle SA	34,360	3,719,992

		5,678,129

Household Products – 3.1%
Reckitt Benckiser Group PLC	35,697	2,899,613

Personal Products – 2.6%
Kose Corp.(c)	16,500	2,405,106

		15,909,331

Consumer Discretionary – 15.3%
Diversified Consumer Services – 2.8%
TAL Education Group (ADR)(a)	53,792	2,592,774

Hotels, Restaurants & Leisure – 2.9%
Compass Group PLC	106,418	2,667,024

Internet & Direct Marketing Retail – 3.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	14,300	3,033,030

Multiline Retail – 3.4%
B&M European Value Retail SA	593,633	3,221,175

Textiles, Apparel & Luxury Goods – 3.0%
LVMH Moet Hennessy Louis Vuitton SE	5,923	2,759,843

		14,273,846

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 14.2%
Building Products – 1.9%
Assa Abloy AB – Class B	77,393	$1,809,096

Electrical Equipment – 2.7%
Nidec Corp.	18,200	2,485,823

Machinery – 2.9%
KION Group AG	40,022	2,752,207

Professional Services – 3.3%
Recruit Holdings Co., Ltd.	81,900	3,067,592

Trading Companies & Distributors – 3.4%
Ashtead Group PLC	100,357	3,208,887

		13,323,605

Health Care – 12.6%
Biotechnology – 3.1%
Genmab A/S(a)	12,852	2,858,329

Health Care Providers & Services – 2.4%
NMC Health PLC(c)	95,949	2,248,024

Life Sciences Tools & Services – 7.1%
Eurofins Scientific SE(c)	6,108	3,385,934
Lonza Group AG(a)	9,039	3,297,493

		6,683,427

		11,789,780

Financials – 11.9%
Banks – 3.6%
HDFC Bank Ltd. (ADR)	53,071	3,363,109

Capital Markets – 5.7%
Partners Group Holding AG(c)	3,785	3,469,055
St. James’s Place PLC	122,535	1,888,845

		5,357,900

Insurance – 2.6%
Prudential PLC	128,006	2,452,676

		11,173,685

Communication Services – 5.9%
Diversified Telecommunication Services – 3.1%
Cellnex Telecom SA(b)	67,605	2,916,182

Interactive Media & Services – 2.8%
Tencent Holdings Ltd.	54,500	2,625,599

		5,541,781

14 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 3.6%
Chemicals – 3.6%
Sika AG	17,816	$3,345,762

Total Common Stocks (cost $79,660,787)		93,368,444

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(d)(e)(f) (cost $1,680,823)	1,680,823	1,680,823

Total Investments Before Security Lending Collateral for Securities Loaned – 101.6% (cost $81,341,610)		95,049,267

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
Investment Companies – 6.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(d)(e)(f) (cost $5,889,972)	5,889,972	5,889,972

Total Investments – 107.9% (cost $87,231,582)		100,939,239
Other assets less liabilities – (7.9)%		(7,360,081)

Net Assets – 100.0%		$93,579,158

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	3,978	USD	568	2/13/20	$(2,394)
Bank of America, NA	USD	2,885	AUD	4,175	3/16/20	50,423
Bank of America, NA	USD	203	CHF	197	3/16/20	1,807
Bank of America, NA	USD	572	JPY	62,246	3/16/20	2,845
Barclays Bank PLC	INR	80,419	USD	1,116	1/16/20	(11,625)
Barclays Bank PLC	CNY	10,524	USD	1,496	2/13/20	(13,952)
Barclays Bank PLC	USD	210	CNY	1,489	2/13/20	3,644
Barclays Bank PLC	USD	4,990	JPY	540,346	3/16/20	2,303
Citibank, NA	EUR	228	USD	256	3/13/20	(1,056)
Citibank, NA	EUR	1,579	USD	1,768	3/16/20	(10,964)
Citibank, NA	GBP	405	USD	532	3/16/20	(5,524)
Goldman Sachs Bank USA	INR	15,441	USD	215	1/16/20	(1,303)
Goldman Sachs Bank USA	GBP	1,107	USD	1,451	3/16/20	(18,248)
HSBC Bank USA	CNY	31,219	USD	4,395	2/13/20	(85,233)
HSBC Bank USA	CHF	420	USD	433	3/13/20	(2,984)
HSBC Bank USA	GBP	476	USD	626	3/13/20	(6,223)

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	JPY	62,266	USD	571	3/16/20	$(4,187)
State Street Bank & Trust Co.	USD	239	CNY	1,663	2/13/20	44
State Street Bank & Trust Co.	USD	254	EUR	228	3/13/20	2,613
State Street Bank & Trust Co.	CHF	6,570	USD	6,714	3/16/20	(107,828)
State Street Bank & Trust Co.	EUR	602	USD	675	3/16/20	(3,312)
State Street Bank & Trust Co.	JPY	92,517	USD	850	3/16/20	(4,492)
State Street Bank & Trust Co.	USD	675	AUD	983	3/16/20	16,206
State Street Bank & Trust Co.	USD	1,459	EUR	1,304	3/16/20	10,156
State Street Bank & Trust Co.	USD	358	JPY	38,967	3/16/20	1,859
State Street Bank & Trust Co.	USD	1,447	JPY	156,184	3/16/20	(3,786)
UBS AG	USD	8,846	EUR	7,907	3/16/20	63,459

						$(127,752)

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $4,815,028 or 5.1% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

INR – Indian Rupee

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

16 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,660,787)	$93,368,444	(a)
Affiliated issuers (cost $7,570,795—including investment of cash collateral for securities loaned of $5,889,972)	7,570,795
Foreign currencies, at value (cost $52,580)	53,220
Receivable for capital stock sold	613,477
Unrealized appreciation on forward currency exchange contracts	155,359
Unaffiliated dividends receivable	56,003
Affiliated dividends receivable	6,269

Total assets	101,823,567

Liabilities
Payable for collateral received on securities loaned	5,889,972
Payable for capital stock redeemed	1,948,637
Unrealized depreciation on forward currency exchange contracts	283,111
Advisory fee payable	51,196
Administrative fee payable	20,451
Transfer Agent fee payable	1,515
Distribution fee payable	502
Accrued expenses	49,025

Total liabilities	8,244,409

Net Assets	$93,579,158

Composition of Net Assets
Capital stock, at par	$786
Additional paid-in capital	79,867,627
Distributable earnings	13,710,745

	$93,579,158

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$905,201	76,293	$11.86	*

C	$477,907	41,361	$11.55

Advisor	$92,196,050	7,738,416	$11.91

(a)	Includes securities on loan with a value of $9,446,713 (see Note E).

*	The maximum offering price per share for Class A shares was $12.39 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 17

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $14,807)	$226,202
Affiliated issuers	57,151
Securities lending income	5,640	$288,993

Expenses
Advisory fee (see Note B)	332,794
Distribution fee—Class A	773
Distribution fee—Class C	1,751
Transfer agency—Class A	84
Transfer agency—Class C	84
Transfer agency—Advisor Class	10,445
Custodian	42,818
Administrative	37,031
Registration fees	23,758
Audit and tax	19,919
Legal	18,514
Directors’ fees	11,583
Printing	7,852
Miscellaneous	5,731

Total expenses	513,137
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(102,240)

Net expenses		410,897

Net investment loss		(121,904)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		2,175,831
Forward currency exchange contracts		(85,591)
Foreign currency transactions		2,385
Net change in unrealized appreciation/depreciation of:
Investments		5,421,140
Forward currency exchange contracts		(161,043)
Foreign currency denominated assets and liabilities		676

Net gain on investment and foreign currency transactions		7,353,398

Net Increase in Net Assets from Operations		$7,231,494

See notes to financial statements.

18 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(121,904)	$267,252
Net realized gain (loss) on investment transactions and foreign currency	2,092,625	(1,079,231)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	5,260,773	4,463,194

Net increase in net assets from operations	7,231,494	3,651,215
Distributions to Shareholders
Class A	(7,218)	(32,224)
Class C	(3,676)	(9,241)
Advisor Class	(925,445)	(2,830,791)
Capital Stock Transactions
Net increase	19,441,313	21,182,111

Total increase	25,736,468	21,961,070
Net Assets
Beginning of period	67,842,690	45,881,620

End of period	$93,579,158	$67,842,690

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 19

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

20 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 21

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be

22 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$	– 0	–	$18,010,654		$	– 0	–	$18,010,654
Consumer Staples		1,898,846		14,010,485			– 0	–	15,909,331
Consumer Discretionary		5,625,804		8,648,042			– 0	–	14,273,846
Industrials		– 0	–	13,323,605			– 0	–	13,323,605
Health Care		3,385,934		8,403,846			– 0	–	11,789,780
Financials		3,363,109		7,810,576			– 0	–	11,173,685
Communication Services		– 0	–	5,541,781			– 0	–	5,541,781
Materials		– 0	–	3,345,762			– 0	–	3,345,762
Short-Term Investments		1,680,823		– 0	–		– 0	–	1,680,823
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		5,889,972		– 0	–		– 0	–	5,889,972

Total Investments in Securities		21,844,488		79,094,751	(a)		– 0	–	100,939,239
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	155,359			– 0	–	155,359
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(283,111)			– 0	–	(283,111)

Total		$21,844,488		$78,966,999		$	– 0	–	$100,811,487

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.30%, 2.05% and 1.05% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2019, the reimbursements/waivers amounted to $99,513. The Expense Caps may not be terminated by the Adviser before October 31, 2020. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $264,793 and $160,748 for the years ended June 30, 2017 and June 30, 2018, respectively. In any case, no reimbursement payment will be made that would cause the Fund’s total annual fund operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the reimbursement for such services amounted to $37,031.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,024 for the six months ended December 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $120 from the sale of Class A shares and received $6 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $2,384.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,863	$23,406	$26,588	$1,681	$46
Government Money Market Portfolio*	1,857	25,400	21,367	5,890	12

Total				$7,571	$58

*	Investments of cash collateral for securities lending transactions (see Note E).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed

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NOTES TO FINANCIAL STATEMENTS (continued)

additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $703 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$33,419,436		$7,505,861
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$14,860,623
Gross unrealized depreciation	(1,280,718)

Net unrealized appreciation	$13,579,905

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2019, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended December 31, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$155,359	Unrealized depreciation on forward currency exchange contracts	$283,111

Total		$155,359		$283,111

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$(85,591)	$(161,043)

Total		$(85,591)	$(161,043)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2019:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$22,781,633
Average principal amount of sale contracts	$19,731,593

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$55,075	$(2,394)		$	– 0	–	$	– 0	–	$52,681
Barclays Bank PLC	5,947	(5,947)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	30,878	(30,878)			– 0	–		– 0	–	– 0	–
UBS AG	63,459	– 0	–		– 0	–		– 0	–	63,459

Total	$155,359	$(39,219)		$	– 0	–	$	– 0	–	$116,140	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$2,394	$(2,394)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	25,577	(5,947)			– 0	–		– 0	–		19,630
Citibank, NA	17,544	– 0	–		– 0	–		– 0	–		17,544
Goldman Sachs Bank USA	19,551	– 0	–		– 0	–		– 0	–		19,551
HSBC Bank USA	98,627	– 0	–		– 0	–		– 0	–		98,627
State Street Bank & Trust Co.	119,418	(30,878)			– 0	–		– 0	–		88,540

Total	$283,111	$(39,219)		$	– 0	–	$	– 0	–		$243,892	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2019 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$ 9,446,713	$5,889,972	$4,124,034	$5,640	$11,636	$343

*	As of December 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class A
Shares sold	38,391	32,811	$438,553	$347,703

Shares issued in reinvestment of dividends and distributions	592	3,401	6,989	30,949

Shares redeemed	(7,876)	(15,775)	(87,535)	(156,878)

Net increase	31,107	20,437	$358,007	$221,774

Class C
Shares sold	14,096	18,111	$158,196	$178,853

Shares issued in reinvestment of dividends and distributions	291	958	3,334	8,556

Shares redeemed	(1)	(7,178)	(8)	(75,734)

Net increase	14,386	11,891	$161,522	$111,675

Advisor Class
Shares sold	2,983,193	2,873,116	$33,799,233	$28,671,076

Shares issued in reinvestment of dividends and distributions	32,453	21,308	384,242	194,328

Shares redeemed	(1,338,079)	(760,969)	(15,261,691)	(8,016,742)

Net increase	1,677,567	2,133,455	$18,921,784	$20,848,662

NOTE G

Risks Involved in Investing in the Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an

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NOTES TO FINANCIAL STATEMENTS (continued)

alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$2,258,527	$1,132,404
Net long-term capital gains	613,729	39,596

Total taxable distributions paid	$2,872,256	$1,172,000

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$93,646
Accumulated capital and other losses	(942,467	)(a)
Unrealized appreciation/(depreciation)	8,264,411	(b)

Total accumulated earnings/(deficit)	$7,415,590

(a)	As of June 30, 2019, the Fund had a net capital loss carryforward of $942,467.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund had a net short-term capital loss carryforward of $7,158 and a net long-term capital loss carryforward of $935,309, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	April 15, 2015(a) to June 30, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 11.02	$ 11.54	$ 10.50	$ 8.46	$ 9.77	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.03)	.02	.08	.05	.03	.03

Net realized and unrealized gain (loss) on investment transactions and foreign currency	.98	.15	1.32	2.04	(1.34)	(.26)

Net increase (decrease) in net asset value from operations	.95	.17	1.40	2.09	(1.31)	(.23)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.00	)(d)	(.08)	(.05)	(.00	)(d)	– 0	–

Distributions from net realized gain on investment transactions	(.11)	(.69)	(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.11)	(.69)	(.36)	(.05)	– 0	–	– 0	–

Net asset value, end of period	$ 11.86	$ 11.02	$ 11.54	$ 10.50	$ 8.46	$ 9.77

Total Return

Total investment return based on net asset value(e)	8.59%	2.72%	13.43%	24.83%	(13.39)%	(2.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$905	$498	$286	$11	$9	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.29	%^	1.29%	1.29%	1.29%	1.30%	1.30	%^

Expenses, before waivers/reimbursements(f)‡	1.56	%^	1.85%	2.08%	8.96%	17.79%	18.01	%^

Net investment income (loss)(c)	(.57	)%^	.23%	.67%	.54%	.34%	1.58	%^

Portfolio turnover rate	10%	34%	34%	66%	42%	2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 40.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,							April 15, 2015(a) to June 30, 2015
			2019		2018	2017		2016

Net asset value, beginning of period	$ 10.78		$ 11.38		$ 10.39	$ 8.39		$ 9.75		$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.07)		(.02)		.00 (d)	(.02)		(.04)		.02

Net realized and unrealized gain (loss) on investment transactions and foreign currency	.95		.11		1.30	2.02		(1.32)		(.27)

Net increase (decrease) in net asset value from operations	.88		.09		1.30	2.00		(1.36)		(.25)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.11)		(.69)		(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.11)		(.69)		(.31)	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 11.55		$ 10.78		$ 11.38	$ 10.39		$ 8.39		$ 9.75

Total Return

Total investment return based on net asset value(e)	8.13%		2.00%		12.57%	23.84%		(13.93	) %	(2.50	) %

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$478		$291		$172	$28		$8		$9

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	2.04	%^	2.04%		2.04%	2.04%		2.05%		2.05	%^

Expenses, before waivers/reimbursements(f)‡	2.33	%^	2.59%		2.89%	9.39%		18.58%		18.73	%^

Net investment income (loss)(c)	(1.29	) %^	(.17	) %	.02%	(.20	) %	(.43	) %	.81	%^

Portfolio turnover rate	10%		34%		34%	66%		42%		2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.01%		.01%	.01%		.00%		.00%

See footnote summary on page 40.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	April 15, 2015(a) to June 30, 2015
201 9	2018	2017	2016

Net asset value, beginning of period	$ 11.06	$ 11.57	$ 10.51	$ 8.47	$ 9.77	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.02)	.06	.06	.20	.05	.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency	.99	.13	1.37	1.91	(1.33)	(.27)

Net increase (decrease) in net asset value from operations	.97	.19	1.43	2.11	(1.28)	(.23)

Less: Dividends and Distributions

Dividends from net investment income	(.01)	(.01)	(.09)	(.07)	(.02)	– 0	–

Distributions from net realized gain on investment transactions	(.11)	(.69)	(.28)	– 0	–	(.00	)(d)	– 0	–

Total dividends and distributions	(.12)	(.70)	(.37)	(.07)	(.02)	– 0	–

Net asset value, end of period	$ 11.91	$ 11.06	$ 11.57	$ 10.51	$ 8.47	$ 9.77

Total Return

Total investment return based on net asset value(e)	8.75%	3.01%	13.61%	25.12%	(13.13)%	(2.30)%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$92,196	$67,054	$45,424	$32,602	$1,678	$1,935

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.04	%^	1.04%	1.04%	1.04%	1.05%	1.05	%^

Expenses, before waivers/reimbursements(f)‡	1.30	%^	1.59%	1.80%	3.75%	17.53%	17.75	%^

Net investment income (loss)(c)	(.30	) %^	.54%	.53%	2.04%	.58%	1.81	%^

Portfolio turnover rate	10%	34%	34%	66%	42%	2%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 40.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2019 and the years ended June 30, 2019, June 30, 2018 and June 30, 2017, such waiver amounted to .01% (annualized), .01%, .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

40 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez* Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Debasashi (Dev) Chakrabarti(2), Vice President Mark Phelps(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Concentrated International Growth Investment Team. Messrs. Phelps and Chakrabarti are the persons with the most significant responsibility for day-to-day management of the Fund’s portfolio.

*	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee when he joins the Board on January 1, 2020.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 41

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

42 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 43

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by

44 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 45

expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

46 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 47

NOTES

48 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 49

NOTES

50 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 51

NOTES

52 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CIG-0152-1219

DEC    12.31.19

SEMI-ANNUAL REPORT

AB GLOBAL CORE EQUITY PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Core Equity Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 10, 2020

This report provides management’s discussion of fund performance for AB Global Core Equity Portfolio for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months	12 Months

AB GLOBAL CORE EQUITY PORTFOLIO

Class A Shares	8.52%	27.37%

Class C Shares	8.15%	26.50%

Advisor Class Shares[1]	8.66%	27.70%

MSCI ACWI (net)	8.92%	26.60%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net), for the six- and 12-month periods ended December 31, 2019.

All share classes of the Fund underperformed the benchmark for the six-month period; all share classes, except Class C, outperformed the benchmark for the 12-month period, before sales charges.

During the six-month period, stock selection within the consumer discretionary sector detracted, relative to the benchmark, while selection in financials contributed. An overweight to financials detracted, while an underweight to consumer staples contributed. Country positioning (a result of bottom-up security analysis combined with fundamental research) was positive. An underweight to Hong Kong contributed, while an overweight to Singapore detracted.

For the 12-month period, stock selection within financials contributed, while selection in consumer discretionary detracted. An overweight to technology contributed, while an overweight to communication services

2 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

detracted. Currency positioning in the Russian ruble contributed, while positioning in the Canadian dollar detracted.

The Fund did not utilize derivatives during the six- or 12-month periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Global equities rallied during the six-month period ended December 31, 2019. Even with periods of heightened market volatility, the overall outlook for investors was balanced out by a potential resolution to the US-China trade dispute, supportive monetary policy from global central banks and improved economic data. Although low unemployment and relatively strong consumer spending continued to support the US economic expansion, the US Federal Reserve (the Fed) implemented three consecutive rate cuts to combat global economic headwinds. Dovish monetary policy from other central banks supported capital markets as global growth continued to slow. Late in the third quarter, US equity market performance was accompanied by a sharp style rotation. Quality-growth and lower-volatility stocks, which had been strong performers, lagged, and value stocks outperformed. However, for the most part, growth stocks continued to outperform value stocks over the entire period. In December, equity markets rallied on news that the US and China had agreed to a preliminary phase-one trade deal, due to be signed in January 2020.

The Fund’s Senior Investment Management Team continues to invest in firms that are attractively valued in a core portfolio setup, and to minimize unintended factor risks.

INVESTMENT POLICIES

The Fund invests primarily in a portfolio of equity securities of issuers from markets around the world. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, at least 40% of its net assets in securities of non-US companies, and invests in companies in at least three countries (including the United States).

The Fund is principally comprised of companies considered by the Adviser to offer good prospects for attractive returns relative to the general stock market. The Adviser seeks companies that are attractively valued and have the ability to generate high and sustainable returns on invested capital. In addition to returns on invested capital, other criteria that the Adviser considers include strong business fundamentals, capable management, prudent corporate governance, a strong balance sheet, strong earnings power, high earnings quality, low downside risk and substantial upside potential. In managing the Fund, the Adviser does not seek to have a bias towards any investment style, economic sector, country or company size. The Fund’s

(continued on next page)

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 3

holdings of non-US companies frequently include companies located in emerging markets, and at times emerging-market companies will make up a significant portion of the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade or dispose of due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or financial-services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	27.37%	21.99%

5 Years	9.59%	8.65%

Since Inception[1]	9.34%	8.42%

CLASS C SHARES

1 Year	26.50%	25.50%

5 Years	8.76%	8.76%

Since Inception[1]	8.50%	8.50%

ADVISOR CLASS SHARES[2]

1 Year	27.70%	27.70%

5 Years	9.86%	9.86%

Since Inception[1]	9.60%	9.60%

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	21.99%

5 Years	8.65%

Since Inception[1]	8.42%

CLASS C SHARES

1 Year	25.50%

5 Years	8.76%

Since Inception[1]	8.50%

ADVISOR CLASS SHARES[2]

1 Year	27.70%

5 Years	9.86%

Since Inception[1]	9.60%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.13%, 1.90% and 0.90% for Class A, Class C and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 11/12/2014.

2

Please note that this share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,085.20	$5.66	1.08%
Hypothetical**	$1,000	$1,019.71	$5.48	1.08%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,081.50	$9.63	1.84%
Hypothetical**	$1,000	$1,015.89	$9.32	1.84%
Advisor Class
Actual	$1,000	$1,086.60	$4.35	0.83%
Hypothetical**	$1,000	$1,020.96	$4.22	0.83%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,054.5

1

All data are as of December 31, 2019. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

December 31, 2019 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Alphabet, Inc. – Class C	$50,461,809	4.8%

Microsoft Corp.	44,006,973	4.2

Anthem, Inc.	43,245,562	4.1

Service Corp. International/US	38,150,354	3.6

Berkshire Hathaway, Inc. – Class B	37,360,495	3.5

International Flavors & Fragrances, Inc.	36,566,848	3.5

Secom Co., Ltd.	34,278,138	3.2

Julius Baer Group Ltd.	30,671,462	2.9

3M Co.	30,168,349	2.9

Cognizant Technology Solutions Corp. – Class A	30,102,213	2.9

	$375,012,203	35.6%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Financials – 19.1%
Banks – 7.1%
Citigroup, Inc.	188,840	$15,086,428
DBS Group Holdings Ltd.	1,103,500	21,276,850
Jyske Bank A/S(a)	463,093	16,898,480
Wells Fargo & Co.	389,072	20,932,073

		74,193,831

Capital Markets – 7.9%
BlackRock, Inc. – Class A	17,756	8,925,941
CME Group, Inc. – Class A	74,120	14,877,366
Japan Exchange Group, Inc.	237,100	4,174,164
Julius Baer Group Ltd.(a)	594,951	30,671,462
S&P Global, Inc.	21,590	5,895,150
Singapore Exchange Ltd.	2,880,400	18,970,705

		83,514,788

Diversified Financial Services – 4.1%
Berkshire Hathaway, Inc. – Class B(a)	164,947	37,360,495
Pargesa Holding SA	72,291	6,006,030

		43,366,525

		201,075,144

Information Technology – 15.2%
Electronic Equipment, Instruments & Components – 0.6%
IPG Photonics Corp.(a)	43,173	6,256,631

IT Services – 5.2%
Cognizant Technology Solutions Corp. – Class A	485,363	30,102,213
Visa, Inc. – Class A	128,254	24,098,927

		54,201,140

Semiconductors & Semiconductor Equipment – 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,629,000	18,029,495

Software – 5.6%
Microsoft Corp.	279,055	44,006,973
Trend Micro, Inc./Japan	293,400	15,013,229

		59,020,202

Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co., Ltd.	466,509	22,479,614

		159,987,082

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 13.4%
Diversified Telecommunication Services – 2.0%
Comcast Corp. – Class A	459,879	$20,680,759

Entertainment – 1.5%
Nintendo Co., Ltd.	40,500	16,198,386

Interactive Media & Services – 4.8%
Alphabet, Inc. – Class C(a)	37,742	50,461,809

Wireless Telecommunication Services – 5.1%
China Mobile Ltd.	1,456,000	12,302,992
KDDI Corp.	806,300	24,057,068
SoftBank Group Corp.	412,200	17,896,507

		54,256,567

		141,597,521

Consumer Discretionary – 12.9%
Diversified Consumer Services – 3.6%
Service Corp. International/US	828,815	38,150,354

Hotels, Restaurants & Leisure – 4.7%
Accor SA	130,875	6,143,116
Compass Group PLC	355,988	8,921,692
Las Vegas Sands Corp.	318,698	22,002,910
Marriott International, Inc./MD – Class A	81,064	12,275,521

		49,343,239

Internet & Direct Marketing Retail – 3.1%
Naspers Ltd. – Class N	143,659	23,509,366
Prosus NV(a)	125,953	9,426,523

		32,935,889

Textiles, Apparel & Luxury Goods – 1.5%
Samsonite International SA(b)	6,622,500	15,928,852

		136,358,334

Health Care – 11.5%
Biotechnology – 1.5%
Gilead Sciences, Inc.	244,048	15,858,239

Health Care Equipment & Supplies – 1.8%
Koninklijke Philips NV	400,682	19,586,823

Health Care Providers & Services – 5.5%
Anthem, Inc.	143,183	43,245,562
Henry Schein, Inc.(a)	219,034	14,613,948

		57,859,510

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.7%
Roche Holding AG	54,529	$17,722,079
Sanofi	104,412	10,485,832

		28,207,911

		121,512,483

Industrials – 9.6%
Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.	113,262	8,857,089

Commercial Services & Supplies – 3.3%
Secom Co., Ltd.	384,100	34,278,138
Taiwan Secom Co., Ltd.	53,000	157,000

		34,435,138

Industrial Conglomerates – 2.8%
3M Co.	171,003	30,168,349

Machinery – 1.1%
Dover Corp.	99,639	11,484,391

Professional Services – 0.9%
RELX PLC	368,377	9,291,503

Transportation Infrastructure – 0.7%
Flughafen Zurich AG	40,821	7,451,053

		101,687,523

Consumer Staples – 5.3%
Food Products – 1.3%
Danone SA	165,180	13,717,531

Household Products – 2.9%
Procter & Gamble Co. (The)	129,198	16,136,830
Reckitt Benckiser Group PLC	177,584	14,424,880

		30,561,710

Personal Products – 1.1%
L’Oreal SA	37,701	11,148,466

		55,427,707

Energy – 5.0%
Oil, Gas & Consumable Fuels – 5.0%
LUKOIL PJSC (Sponsored ADR)	150,703	14,875,893
Marathon Petroleum Corp.	337,077	20,308,889
Royal Dutch Shell PLC – Class B	578,807	17,181,122

		52,365,904

Materials – 4.7%
Chemicals – 4.1%
BASF SE	84,705	6,381,390
International Flavors & Fragrances, Inc.(c)	283,420	36,566,848

		42,948,238

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PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Paper & Forest Products – 0.6%
Mondi PLC		275,308		$6,455,754

				49,403,992

Real Estate – 1.8%
Real Estate Management & Development – 1.8%
CBRE Group, Inc. – Class A(a)		316,813		19,417,469

Utilities – 0.5%
Water Utilities – 0.5%
Guangdong Investment Ltd.		2,602,000		5,442,238

Total Common Stocks (cost $887,927,670)				1,044,275,397

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(d)(e)(f) (cost $6,755,146)		6,755,146		6,755,146

		Principal Amount (000)
Time Deposits – 0.1%
BBH Grand Cayman (1.70)%, 1/03/20	CHF	101		104,586
(1.00)%, 1/02/20	ZAR	1,449		103,439
(0.90)%, 1/02/20	DKK	694		104,222
0.32%, 1/02/20	AUD	0	*	1
0.82%, 1/02/20	CAD	0	*	1
Citibank, London (0.68)%, 1/02/20	EUR	94		105,214
0.36%, 1/02/20	GBP	80		105,872
Hong Kong & Shanghai Bank, Hong Kong 1.66%, 1/02/20	HKD	716		91,826
Hong Kong & Shanghai Bank, Singapore 0.63%, 1/02/20	SGD	127		94,480
Sumitomo, Tokyo (0.24)%, 1/06/20	JPY	21,473		197,621

Total Time Deposits (cost $907,262)				907,262

Total Short-Term Investments (cost $7,662,408)				7,662,408

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $895,590,078)				1,051,937,805

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(d)(e)(f) (cost $33,726,295)	33,726,295	$33,726,295

Total Investments – 103.0% (cost $929,316,373)		1,085,664,100
Other assets less liabilities – (3.0)%		(31,164,736)

Net Assets – 100.0%		$1,054,499,364

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the market value of this security amounted to $15,928,852 or 1.5% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SGD – Singapore Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $888,834,932)	$1,045,182,659	(a)
Affiliated issuers (cost $40,481,441—including investment of cash collateral for securities loaned of $33,726,295)	40,481,441
Cash	40
Foreign currencies, at value (cost $150)	154
Receivable for capital stock sold	8,658,313
Unaffiliated dividends receivable	1,996,503
Affiliated dividends receivable	8,071

Total assets	1,096,327,181

Liabilities
Payable for collateral received on securities loaned	33,726,295
Payable for investment securities purchased and foreign currency transactions	7,139,231
Advisory fee payable	616,164
Payable for capital stock redeemed	189,268
Administrative fee payable	10,860
Transfer Agent fee payable	4,937
Distribution fee payable	3,873
Accrued expenses and other liabilities	137,189

Total liabilities	41,827,817

Net Assets	$1,054,499,364

Composition of Net Assets
Capital stock, at par	$7,522
Additional paid-in capital	899,620,033
Distributable earnings	154,871,809

	$1,054,499,364

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$17,034,596	1,217,617	$13.99	*

C	$741,959	53,759	$13.80

Advisor	$1,036,722,809	73,952,114	$14.02

(a)	Includes securities on loan with a value of $33,600,937 (see Note E).

*	The maximum offering price per share for Class A shares was $14.61 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $409,313)	$8,584,508
Affiliated issuers	44,814
Securities lending income	11,062
Interest	2,083	$8,642,467

Expenses
Advisory fee (see Note B)	3,364,932
Transfer agency—Class A	1,355
Transfer agency—Class C	66
Transfer agency—Advisor Class	76,549
Distribution fee—Class A	19,560
Distribution fee—Class C	2,858
Custodian	101,370
Registration fees	37,718
Audit and tax	31,986
Administrative	27,057
Legal	22,869
Printing	14,776
Directors’ fees	11,682
Miscellaneous	34,271

Total expenses	3,747,049
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(2,998)

Net expenses		3,744,051

Net investment income		4,898,416

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		6,991,734	(a)
Foreign currency transactions		(60,192)
Net change in unrealized appreciation/depreciation on:
Investments		69,781,792
Foreign currency denominated assets and liabilities		8,591

Net gain on investment and foreign currency transactions		76,721,925

Contributions from Affiliates (see Note B)		158

Net Increase in Net Assets from Operations		$81,620,499

(a)	Net of foreign capital gains taxes of $101.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase in Net Assets from Operations
Net investment income	$4,898,416	$9,511,272
Net realized gain on investment and foreign currency transactions	6,931,542	20,592,138
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	69,790,383	34,416,991
Contributions from Affiliates (see Note B)	158	– 0	–

Net increase in net assets from operations	81,620,499	64,520,401
Distributions to Shareholders
Class A	(508,231)	(279,015)
Class C	(16,442)	(7,430)
Advisor Class	(32,758,931)	(14,141,980)
Capital Stock Transactions
Net increase	200,590,501	277,141,388

Total increase	248,927,396	327,233,364
Net Assets
Beginning of period	805,571,968	478,338,604

End of period	$1,054,499,364	$805,571,968

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 28 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

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NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets

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NOTES TO FINANCIAL STATEMENTS (continued)

close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$103,077,453		$97,997,691		$	– 0	–	$201,075,144
Information Technology	104,464,744		55,522,338			– 0	–	159,987,082
Communication Services	71,142,568		70,454,953			– 0	–	141,597,521
Consumer Discretionary	72,428,785		63,929,549			– 0	–	136,358,334
Health Care	73,717,749		47,794,734			– 0	–	121,512,483
Industrials	50,666,829		51,020,694			– 0	–	101,687,523
Consumer Staples	16,136,830		39,290,877			– 0	–	55,427,707
Energy	35,184,782		17,181,122			– 0	–	52,365,904
Materials	36,566,848		12,837,144			– 0	–	49,403,992
Real Estate	19,417,469		– 0	–		– 0	–	19,417,469
Utilities	– 0	–	5,442,238			– 0	–	5,442,238
Short-Term Investments:
Investment Companies	6,755,146		– 0	–		– 0	–	6,755,146
Time Deposits	– 0	–	907,262			– 0	–	907,262
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	33,726,295		– 0	–		– 0	–	33,726,295

Total Investments in Securities	623,285,498		462,378,602	†		– 0	–	1,085,664,100
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$623,285,498		$462,378,602		$	– 0	–	$1,085,664,100

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

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NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended December 31, 2019, such reimbursements/waivers amounted to $0. The expense caps may not be terminated by the Adviser before October 31, 2020. Any fees waived and expenses borne by the Adviser through January 19, 2016 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $269,481 for the period ended June 30, 2015 and $117,707 for the year ended June 30, 2016. The Fund made repayments to the Adviser in the amount of $30,453 and $210,640 for the fiscal years ended June 30, 2018 and June 30, 2019, respectively. In any case, no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the reimbursement for such services amounted to $27,057.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $51,429 for the six months ended December 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $271 from the sale of Class A shares and received $4 and $120 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $1,363.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,186	$69,316	$68,747	$6,755	$27
Government Money Market Portfolio*	4,250	122,598	93,122	33,726	18

Total				$40,481	$45

*	Investment of cash collateral for securities lending transactions (see Note E).

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2019, the Adviser reimbursed the Fund $158 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no

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NOTES TO FINANCIAL STATEMENTS (continued)

expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$337,009,456		$161,492,110
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$166,404,593
Gross unrealized depreciation	(10,056,866)

Net unrealized appreciation	$156,347,727

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2019.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present

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NOTES TO FINANCIAL STATEMENTS (continued)

attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2019 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$ 33,600,937	$33,726,295	$	– 0	–	$11,062	$18,472	$1,635

*	As of December 31, 2019.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019

Class A
Shares sold	106,385		608,989	$1,457,813		$7,770,707

Shares issued in reinvestment of dividends and distributions	36,958		24,056	506,321		277,606

Shares converted from Class C	– 0	–	749	– 0	–	9,288

Shares redeemed	(116,759)		(483,567)	(1,515,680)		(5,913,209)

Net increase	26,584		150,227	$448,454		$2,144,392

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019

Class C
Shares sold	14,063		36,215	$189,966		$435,241

Shares issued in reinvestment of dividends and distributions	1,071		620	14,482		7,073

Shares converted to Class A	– 0	–	(758)	– 0	–	(9,288)

Shares redeemed	(3,577)		(6,087)	(47,009)		(74,397)

Net increase	11,557		29,990	$157,439		$358,629

Advisor Class
Shares sold	18,714,049		27,998,052	$252,138,481		$354,208,178

Shares issued in reinvestment of dividends and distributions	2,276,156		1,171,379	31,251,620		13,541,137

Shares redeemed	(6,159,839)		(7,392,238)	(83,405,493)		(93,110,948)

Net increase	14,830,366		21,777,193	$199,984,608		$274,638,367

NOTE G

Risks Involved in Investing in the Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest

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NOTES TO FINANCIAL STATEMENTS (continued)

rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$8,004,769	$8,345,140
Long-term capital gains	6,423,656	8,878,806

Total taxable distributions paid	$14,428,425	$17,223,946

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,987,535
Undistributed capital gains	10,508,879
Unrealized appreciation/(depreciation)	80,038,659	(a)

Total accumulated earnings/(deficit)	106,535,073

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 13.31	$ 12.42	$ 11.72	$ 9.70	$ 10.15	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.06	.17	.16	.16	.16	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.06	1.02	1.09	1.94	(.51)	.11	†

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.12	1.19	1.25	2.10	(.35)	.17

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.12)	(.13)	(.08)	(.07)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(.31)	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.44)	(.30)	(.55)	(.08)	(.10)	(.02)

Net asset value, end of period	$ 13.99	$ 13.31	$ 12.42	$ 11.72	$ 9.70	$ 10.15

Total Return

Total investment return based on net asset value(e)	8.52%	9.95%	10.72%	21.81%	(3.40)%	1.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,034	$15,851	$12,925	$5,911	$939	$48

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.08	%(f)	1.13%	1.15%	1.15%	1.15%	1.15	%(f)

Expenses, before waivers/reimbursements	1.08	%(f)	1.13%	1.15%	1.22%	1.38%	2.84	%(f)

Net investment income(c)	.83	%(f)	1.33%	1.31%	1.43%	1.64%	.90	%(f)

Portfolio turnover rate	18%	47%	45%	51%	51%	24%

See footnote summary on page 37.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 13.10	$ 12.29	$ 11.63	$ 9.67	$ 10.11	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.01	.09	.06	.05	.06	.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.05	.99	1.08	1.96	(.47)	.07	†

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.06	1.08	1.14	2.01	(.41)	.12

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.09)	(.06)	(.05)	– 0	–	(.01)

Distributions from net realized gain on investment and foreign currency transactions	(.31)	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.36)	(.27)	(.48)	(.05)	(.03)	(.01)

Net asset value, end of period	$ 13.80	$ 13.10	$ 12.29	$ 11.63	$ 9.67	$ 10.11

Total Return

Total investment return based on net asset value(e)	8.15%	9.12%	9.87%	20.80%	(4.09)%	1.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$742	$553	$150	$70	$16	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84	%(f)	1.90%	1.90%	1.90%	1.90%	1.90	%(f)

Expenses, before waivers/reimbursements	1.84	%(f)	1.90%	1.92%	2.06%	2.09%	4.73	%(f)

Net investment income(c)	.10	%(f)	.69%	.49%	.49%	.61%	.81	%(f)

Portfolio turnover rate	18%	47%	45%	51%	51%	24%

See footnote summary on page 37.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	November 12, 2014(a) to June 30, 2015
2019	2018	2017	2016

Net asset value, beginning of period	$ 13.35	$ 12.46	$ 11.75	$ 9.72	$ 10.16	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.07	.20	.18	.16	.15	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08	1.02	1.10	1.97	(.48)	.01	†

Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.15	1.22	1.28	2.13	(.33)	.19

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.15)	(.15)	(.10)	(.08)	(.03)

Distributions from net realized gain on investment and foreign currency transactions	(.31)	(.18)	(.42)	– 0	–	(.03)	– 0	–

Total dividends and distributions	(.48)	(.33)	(.57)	(.10)	(.11)	(.03)

Net asset value, end of period	$ 14.02	$ 13.35	$ 12.46	$ 11.75	$ 9.72	$ 10.16

Total Return

Total investment return based on net asset value(e)	8.66%	10.21%	11.02%	22.09%	(3.17)%	1.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,036,723	$789,168	$465,263	$310,829	$156,608	$101,359

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%(f)	.90%	.90%	.90%	.90%	.90	%(f)

Expenses, before waivers/reimbursements	.83	%(f)	.90%	.90%	.97%	1.08%	2.43	%(f)

Net investment income(c)	1.10	%(f)	1.61%	1.42%	1.52%	1.59%	2.71	%(f)

Portfolio turnover rate	18%	47%	45%	51%	51%	24%

See footnote summary on page 37.

36 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $0.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)	Annualized.

†

Due to timing of sales and repurchase of capital shares the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

See notes to financial statements.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 37

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez^ Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

David Dalgas(2), Vice President Klaus Ingemann(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Investment Policy Team. Messrs. Dalgas and Ingemann are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

^	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee when he joins the Board on January 1, 2020.

38 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 39

dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

40 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 41

the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange- traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were

42 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB GLOBAL CORE EQUITY PORTFOLIO | 43

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

44 | AB GLOBAL CORE EQUITY PORTFOLIO	abfunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GCE-0152-1219

DEC    12.31.19

SEMI-ANNUAL REPORT

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB International Strategic Core Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 12, 2020

This report provides management’s discussion of fund performance for AB International Strategic Core Portfolio for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months		12 Months

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

Class A Shares	5.28%		17.76%

Class C Shares	4.91%		16.91%

Advisor Class Shares[1]	5.36%		18.03%

Class Z Shares[1]	2.32%	[2]	—

MSCI EAFE Index (net)	7.01%		22.01%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Since inception on 11/20/2019.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), for the six- and 12-month periods ended December 31, 2019. The inception date for Class Z shares was November 20, 2019; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. For the six-month period, stock selection within the technology sector detracted, relative to the benchmark, while selection in communication services contributed. An underweight to health care detracted, while an overweight to technology contributed. Country allocation (a result of bottom-up security analysis combined with fundamental research) detracted, particularly an overweight to Israel, while an underweight to Australia contributed.

During the 12-month period, stock selection within industrials detracted, while selection in communication services contributed. An overweight to

2 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

communication services detracted, while an overweight to technology contributed. An overweight to Israel detracted, while an overweight to the Netherlands contributed.

The Fund utilized derivatives in the form of currency forwards for hedging purposes, which detracted from absolute performance for both periods, and futures for investment purposes, which added to performance for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

International equities rallied during the six-month period ended December 31, 2019. Even with periods of heightened market volatility, the overall outlook for investors was balanced out by a potential resolution to the US-China trade dispute, supportive monetary policy from global central banks and improved economic data. Although low unemployment and relatively strong consumer spending continued to support the US economic expansion, the US Federal Reserve (the Fed) implemented three consecutive rate cuts to combat global economic headwinds. Dovish monetary policy from other central banks supported capital markets as global growth continued to slow. Late in the third quarter, US equity market performance was accompanied by a sharp style rotation. Quality-growth and lower-volatility stocks, which had been strong performers, lagged, and value stocks outperformed. However, for the most part, growth stocks continued to outperform value stocks over the entire period. In December, equity markets rallied on news that the US and China had agreed to a preliminary phase-one trade deal, due to be signed in January 2020.

The Fund’s Senior Investment Management Team (the “Team”) continues to monitor valuations of the most stable companies in the investable universe. The Fund is positioned in such a way as to avoid the most expensive companies based on price to free cash flow, while at the same time aiming to provide downside protection in case of a sell-off. The Team is careful to avoid companies suffering from technological disruptions and changes in consumer preference. The Team continues to uncover what it believes are attractive opportunities with below-market volatility, and sees a diverse set of opportunities in companies with strong capital stewardship, and business models with solid recurring revenues even in cyclical industries, and in companies benefiting from favorable regulations.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, primarily in common stocks of non-US companies, and in companies in at least three countries other than the United States.

(continued on next page)

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 3

The Fund invests in companies that are determined by the Adviser to offer favorable long-term sustainable profitability, price stability, and attractive valuations. The Adviser employs an integrated approach that combines both fundamental and quantitative research to identify attractive investment opportunities. Factors that the Adviser considers in this regard include: a company’s record and projections of profitability, accuracy and availability of information with respect to the company, success and experience of management, competitive advantage, low stock price volatility, and liquidity of the company’s securities. The Adviser compares these results to the characteristics of the general stock markets to determine the relative attractiveness of each company at a given time. The Adviser weighs economic, political and market factors in making investment decisions. The Adviser seeks to manage the Fund so that it is subject to less share price volatility than many other international mutual funds, although there can be no guarantee that the Adviser will be successful in this regard.

The Fund primarily invests in mid- and large-capitalization companies, which are currently defined for the Fund as companies that have market capitalizations of $1.5 billion or more. The Fund’s holdings of non-US companies will generally include some companies located in emerging markets.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. The Adviser may adjust the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, primarily in an effort to minimize the currency risk to which the Fund is subject. However, the Adviser is not required to use such derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EAFE Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EAFE Index (net, free float-adjusted market capitalization weighted) represents the equity market performance of developed markets, excluding the US and Canada. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or financial-services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	17.76%	12.80%

Since Inception[1]	6.21%	5.18%

CLASS C SHARES

1 Year	16.91%	15.91%

Since Inception[1]	5.41%	5.41%

ADVISOR CLASS SHARES[2]

1 Year	18.03%	18.03%

Since Inception[1]	6.45%	6.45%

CLASS Z SHARES[2]

Since Inception[1]	2.32%	2.32%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 1.51%, 2.28%, 1.26% and 1.25% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 1.20%, 1.95%, 0.95% and 0.95% for Class A, Class C, Advisor Class and Class Z shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2020. Any fees waived and expenses borne by the Adviser for Class A, Class C and Advisor Class shares through February 16, 2017 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception dates: 7/29/2015 for all share classes except Class Z; 11/20/19 for Class Z shares.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	12.80%

Since Inception[1]	5.18%

CLASS C SHARES

1 Year	15.91%

Since Inception[1]	5.41%

ADVISOR CLASS SHARES[2]

1 Year	18.03%

Since Inception[1]	6.45%

CLASS Z SHARES[2]

Since Inception[1]	2.32%

1	Inception dates: 7/29/2015 for all share classes except Class Z; 11/20/19 for Class Z shares.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,052.80	$6.19	1.20%
Hypothetical**	$1,000	$1,019.10	$6.09	1.20%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period*		Annualized Expense Ratio*
Class C
Actual	$1,000	$1,049.10	$10.04		1.95%
Hypothetical**	$1,000	$1,015.33	$9.88		1.95%
Advisor Class
Actual	$1,000	$1,053.60	$4.90		0.95%
Hypothetical**	$1,000	$1,020.36	$4.82		0.95%
Class Z
Actual	$1,000	$1,023.20	$1.06	***	0.91	%***
Hypothetical**	$1,000	$1,004.69	$1.05	***	0.91	%***

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***

Actual expenses paid are based on the period from November 20, 2019 (commencement of distribution) and are equal to the Class’s annualized expense ratio, multiplied by 42/366 (to reflect the since inception period). Hypothetical expenses are equal to the Class’s annualized ratio, multiplied by the average account value of the period, multiplied by 184/366 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $333.9

1

All data are as of December 31, 2019. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Belgium, Denmark, Finland, Italy, Portugal, South Korea and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

December 31, 2019 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Roche Holding AG	$10,347,115	3.1%

RELX PLC	9,007,206	2.7

Royal Dutch Shell PLC – Class B	6,572,293	2.0

Oracle Corp. Japan	6,561,860	2.0

Wolters Kluwer NV	6,516,197	2.0

Constellation Software, Inc./Canada	6,412,875	1.9

Partners Group Holding AG	6,308,458	1.9

Qantas Airways Ltd.	6,301,456	1.9

Aristocrat Leisure Ltd.	6,133,277	1.8

DBS Group Holdings Ltd.	5,859,569	1.8

	$70,020,306	21.1%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Financials – 24.1%
Banks – 12.6%
Bank Leumi Le-Israel BM	708,510	$5,167,118
DBS Group Holdings Ltd.	303,900	5,859,569
DNB ASA	174,020	3,256,420
Hang Seng Bank Ltd.	149,800	3,096,362
KBC Group NV	56,630	4,269,599
Mitsubishi UFJ Financial Group, Inc.	589,700	3,188,117
Oversea-Chinese Banking Corp., Ltd.	400,772	3,278,541
Royal Bank of Canada	49,889	3,947,553
Sumitomo Mitsui Financial Group, Inc.	75,200	2,777,540
Toronto-Dominion Bank (The)	84,370	4,731,945
Westpac Banking Corp.	144,580	2,468,956

		42,041,720

Capital Markets – 4.1%
Euronext NV(a)	44,351	3,625,247
Partners Group Holding AG	6,883	6,308,458
Singapore Exchange Ltd.	579,100	3,814,031

		13,747,736

Diversified Financial Services – 1.2%
ORIX Corp.	227,800	3,774,957

Insurance – 6.2%
Admiral Group PLC	148,940	4,551,365
Allianz SE (REG)	12,310	3,016,292
NN Group NV	56,910	2,163,877
Sampo Oyj – Class A	103,720	4,528,740
Swiss Re AG	24,760	2,781,601
Zurich Insurance Group AG	9,090	3,728,714

		20,770,589

		80,335,002

Industrials – 14.2%
Aerospace & Defense – 2.4%
Airbus SE	16,890	2,478,865
BAE Systems PLC	381,259	2,854,608
MTU Aero Engines AG	9,680	2,758,081

		8,091,554

Air Freight & Logistics – 1.3%
Kuehne & Nagel International AG	11,020	1,858,707
SG Holdings Co., Ltd.	112,200	2,527,393

		4,386,100

Airlines – 1.9%
Qantas Airways Ltd.	1,264,210	6,301,456

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	20,200	1,802,704

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 8.1%
Experian PLC	130,740	$4,432,018
Intertek Group PLC	25,950	2,010,818
Intertrust NV(a)	74,020	1,437,219
Meitec Corp.	63,500	3,567,766
RELX PLC	356,815	9,007,206
Wolters Kluwer NV	89,244	6,516,197

		26,971,224

		47,553,038

Information Technology – 12.3%
IT Services – 3.4%
Amadeus IT Group SA – Class A	61,484	5,035,341
Capgemini SE	32,500	3,974,909
Otsuka Corp.	60,800	2,428,044

		11,438,294

Software – 8.1%
Avast PLC(a)	275,340	1,654,668
Check Point Software Technologies Ltd.(b)	48,693	5,402,975
Constellation Software, Inc./Canada	6,603	6,412,875
Nice Ltd.(b)	32,008	4,963,137
Oracle Corp. Japan	72,300	6,561,860
SAP SE	14,619	1,967,692

		26,963,207

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co., Ltd.	58,370	2,812,668

		41,214,169

Consumer Staples – 9.6%
Food & Staples Retailing – 1.4%
Koninklijke Ahold Delhaize NV	180,290	4,520,303

Food Products – 4.4%
Danone SA	27,140	2,253,867
Morinaga & Co., Ltd./Japan	33,400	1,603,939
Nestle SA (REG)	53,920	5,837,664
Salmar ASA	100,250	5,137,433

		14,832,903

Personal Products – 1.4%
Unilever PLC	82,630	4,729,961

Tobacco – 2.4%
British American Tobacco PLC	84,641	3,597,420
Philip Morris International, Inc.	50,970	4,337,037

		7,934,457

		32,017,624

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 9.5%
Hotels, Restaurants & Leisure – 3.7%
Aristocrat Leisure Ltd.	259,564	$6,133,277
Compass Group PLC	178,470	4,472,775
Sushiro Global Holdings Ltd.	19,800	1,705,141

		12,311,193

Household Durables – 1.7%
Auto Trader Group PLC	709,210	5,600,739

Internet & Direct Marketing Retail – 0.6%
Moneysupermarket.com Group PLC	417,010	1,830,604

Leisure Products – 1.1%
Bandai Namco Holdings, Inc.	61,500	3,741,180

Specialty Retail – 0.5%
Hikari Tsushin, Inc.	7,200	1,809,345

Textiles, Apparel & Luxury Goods – 1.9%
adidas AG	13,550	4,404,680
Moncler SpA	41,950	1,888,063

		6,292,743

		31,585,804

Health Care – 9.2%
Health Care Providers & Services – 0.8%
Galenica AG(a)(b)	44,990	2,778,635

Pharmaceuticals – 8.4%
Astellas Pharma, Inc.	314,300	5,365,097
GlaxoSmithKline PLC	216,270	5,081,706
Novo Nordisk A/S – Class B	77,680	4,501,465
Roche Holding AG	31,837	10,347,115
Sanofi	27,120	2,723,593

		28,018,976

		30,797,611

Communication Services – 5.9%
Diversified Telecommunication Services – 4.0%
Cogeco Communications, Inc.	29,488	2,570,591
HKT Trust & HKT Ltd. – Class SS	2,938,000	4,140,487
Nippon Telegraph & Telephone Corp.	203,000	5,130,559
TELUS Corp.	39,080	1,513,182

		13,354,819

Entertainment – 0.6%
Daiichikosho Co., Ltd.	40,700	2,133,480

Interactive Media & Services – 1.0%
Kakaku.com, Inc.	128,100	3,270,791

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Media – 0.3%
Informa PLC	88,528	$1,006,885

		19,765,975

Real Estate – 4.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
Merlin Properties Socimi SA	290,460	4,174,885
Nippon Building Fund, Inc.	528	3,870,373
Nippon Prologis REIT, Inc.	1,196	3,046,104

		11,091,362

Real Estate Management & Development – 1.0%
Vonovia SE	58,970	3,167,241

		14,258,603

Energy – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
Repsol SA	228,320	3,586,944
Royal Dutch Shell PLC – Class B	221,411	6,572,293
TOTAL SA	39,262	2,178,669

		12,337,906

Utilities – 2.7%
Electric Utilities – 2.2%
EDP – Energias de Portugal SA	589,550	2,558,290
Enel SpA	600,770	4,772,412

		7,330,702

Gas Utilities – 0.5%
Tokyo Gas Co., Ltd.	69,000	1,676,625

		9,007,327

Materials – 1.0%
Chemicals – 0.6%
Covestro AG(a)	40,365	1,878,188

Metals & Mining – 0.4%
Evolution Mining Ltd.	506,490	1,346,471

		3,224,659

Total Common Stocks (cost $291,388,172)		322,097,718

RIGHTS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Repsol SA, expiring 1/09/20(b) (cost $103,447)	217,720	103,304

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(c)(d)(e) (cost $10,096,361)	10,096,361	$10,096,361

Total Investments – 99.5% (cost $301,587,980)		332,297,383
Other assets less liabilities – 0.5%		1,558,297

Net Assets – 100.0%		$333,855,680

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	92	March 2020	$9,367,900	$16,698

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	204,841	USD	1,873	1/15/20	$(13,521)
Bank of America, NA	SGD	8,035	USD	5,856	1/15/20	(118,476)
Bank of America, NA	USD	603	AUD	883	1/15/20	16,480
Bank of America, NA	USD	1,751	EUR	1,584	1/15/20	27,277
Bank of America, NA	USD	1,485	GBP	1,171	1/15/20	66,644
Barclays Bank PLC	AUD	907	USD	622	1/15/20	(15,007)
Barclays Bank PLC	CAD	20,912	USD	15,754	1/15/20	(351,294)
Barclays Bank PLC	GBP	703	USD	939	1/15/20	7,500
Barclays Bank PLC	GBP	675	USD	866	1/15/20	(28,261)
Barclays Bank PLC	USD	1,265	AUD	1,852	1/15/20	35,225
Barclays Bank PLC	USD	1,984	EUR	1,781	1/15/20	15,434
Barclays Bank PLC	USD	5,589	SEK	54,494	1/15/20	233,069
Barclays Bank PLC	KRW	2,608,493	USD	2,235	2/06/20	(23,628)
Brown Brothers Harriman & Co.	AUD	670	USD	457	1/15/20	(13,711)
Brown Brothers Harriman & Co.	CAD	6,313	USD	4,775	1/15/20	(87,326)
Brown Brothers Harriman & Co.	CHF	2,716	USD	2,750	1/15/20	(58,881)
Brown Brothers Harriman & Co.	EUR	4,575	USD	5,104	1/15/20	(31,430)
Brown Brothers Harriman & Co.	GBP	4,160	USD	5,375	1/15/20	(136,911)
Brown Brothers Harriman & Co.	HKD	23,344	USD	2,995	1/15/20	(179)
Brown Brothers Harriman & Co.	ILS	6,760	USD	1,933	1/15/20	(25,272)
Brown Brothers Harriman & Co.	JPY	100,080	USD	915	1/15/20	(6,275)
Brown Brothers Harriman & Co.	NOK	22,750	USD	2,477	1/15/20	(114,921)
Brown Brothers Harriman & Co.	SGD	2,847	USD	2,083	1/15/20	(33,521)
Brown Brothers Harriman & Co.	USD	1,451	AUD	2,143	1/15/20	52,860

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	1,482	CAD	1,941	1/15/20	$12,680
Brown Brothers Harriman & Co.	USD	1,027	CHF	1,022	1/15/20	30,245
Brown Brothers Harriman & Co.	USD	7,592	EUR	6,826	1/15/20	70,460
Brown Brothers Harriman & Co.	USD	3,503	GBP	2,750	1/15/20	140,820
Brown Brothers Harriman & Co.	USD	2,353	HKD	18,429	1/15/20	11,191
Brown Brothers Harriman & Co.	USD	1,702	ILS	5,887	1/15/20	3,847
Brown Brothers Harriman & Co.	USD	2,692	JPY	288,145	1/15/20	(37,910)
Brown Brothers Harriman & Co.	USD	926	SEK	8,882	1/15/20	23,178
Brown Brothers Harriman & Co.	CHF	650	USD	674	4/17/20	(2,786)
Brown Brothers Harriman & Co.	USD	1,640	EUR	1,467	4/17/20	16,296
Deutsche Bank AG	EUR	841	USD	940	1/15/20	(4,204)
Deutsche Bank AG	ILS	2,772	USD	795	1/15/20	(8,623)
Goldman Sachs Bank USA	CAD	946	USD	719	1/15/20	(9,207)
Goldman Sachs Bank USA	CHF	540	USD	550	1/15/20	(8,774)
Goldman Sachs Bank USA	ILS	39,199	USD	11,249	1/15/20	(108,809)
Goldman Sachs Bank USA	USD	1,102	GBP	842	1/15/20	13,824
Goldman Sachs Bank USA	USD	9,083	JPY	979,408	1/15/20	(62,989)
Goldman Sachs Bank USA	USD	630	SEK	5,988	1/15/20	9,772
JPMorgan Chase Bank, NA	USD	3,268	AUD	4,799	1/15/20	100,967
JPMorgan Chase Bank, NA	USD	566	CHF	560	1/15/20	12,922
JPMorgan Chase Bank, NA	USD	12,388	EUR	11,147	1/15/20	124,567
JPMorgan Chase Bank, NA	USD	886	GBP	717	1/15/20	63,625
JPMorgan Chase Bank, NA	USD	1,908	JPY	205,942	1/15/20	(11,587)
Royal Bank of Scotland PLC	GBP	2,238	USD	2,891	1/15/20	(74,224)
Royal Bank of Scotland PLC	USD	627	CAD	830	1/15/20	11,752
Royal Bank of Scotland PLC	USD	697	EUR	626	1/15/20	5,220
Royal Bank of Scotland PLC	USD	2,895	GBP	2,296	1/15/20	147,251
Royal Bank of Scotland PLC	USD	2,371	JPY	253,334	1/15/20	(37,554)
Royal Bank of Scotland PLC	USD	540	SEK	5,276	1/15/20	23,593
UBS AG	ILS	1,881	USD	537	1/15/20	(7,710)
UBS AG	USD	556	CAD	727	1/15/20	3,891
UBS AG	USD	629	HKD	4,915	1/15/20	1,900
UBS AG	USD	2,883	JPY	310,506	1/15/20	(23,067)

						$(173,568)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $11,373,957 or 3.4% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

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PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations: AUD – Australian Dollar CAD – Canadian Dollar CHF – Swiss Franc EUR – Euro GBP – Great British Pound HKD – Hong Kong Dollar	ILS – Israeli Shekel JPY – Japanese Yen KRW – South Korean Won NOK – Norwegian Krone SEK – Swedish Krona SGD – Singapore Dollar USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $291,491,619)	$322,201,022
Affiliated issuers (cost $10,096,361)	10,096,361
Cash collateral due from broker	455,400
Foreign currencies, at value (cost $580,286)	582,151
Unrealized appreciation on forward currency exchange contracts	1,282,490
Receivable for capital stock sold	1,190,965
Unaffiliated dividends receivable	584,737
Receivable for investment securities sold	349,213
Affiliated dividends receivable	13,685

Total assets	336,756,024

Liabilities
Unrealized depreciation on forward currency exchange contracts	1,456,058
Payable for investment securities purchased and foreign currency transactions	1,079,661
Advisory fee payable	197,208
Payable for capital stock redeemed	17,103
Payable for variation margin on futures	4,548
Transfer Agent fee payable	703
Distribution fee payable	493
Due to Custodian	18
Accrued expenses and other liabilities	144,552

Total liabilities	2,900,344

Net Assets	$333,855,680

Composition of Net Assets
Capital stock, at par	$2,736
Additional paid-in capital	311,913,191
Distributable earnings	21,939,753

$333,855,680

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,491,017	122,642	$12.16	*

C	$239,161	19,852	$12.05

Advisor	$332,115,391	27,217,105	$12.20

Z	$10,111	829	$12.20

*	The maximum offering price per share for Class A shares was $12.70, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $209,664)	$2,598,039
Affiliated issuers	62,721
Securities lending income	183	$2,660,943

Expenses
Advisory fee (see Note B)	984,019
Transfer agency—Class A	127
Transfer agency—Class C	33
Transfer agency—Advisor Class	23,616
Distribution fee—Class A	1,747
Distribution fee—Class C	1,107
Custodian	111,718
Administrative	41,294
Registration fees	37,928
Audit and tax	34,209
Legal	24,729
Directors’ fees	11,431
Printing	7,936
Miscellaneous	27,252

Total expenses	1,307,146
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(60,735)

Net expenses		1,246,411

Net investment income		1,414,532

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(3,332,342)
Forward currency exchange contracts		(1,110,359)
Futures		33,026
Foreign currency transactions		25,698
Net change in unrealized appreciation/depreciation on:
Investments		19,165,761
Forward currency exchange contracts		(134,961)
Futures		16,698
Foreign currency denominated assets and liabilities		(5,355)

Net gain on investment and foreign currency transactions		14,658,166

Net Increase in Net Assets from Operations		$16,072,698

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,414,532	$3,194,215
Net realized loss on investment and foreign currency transactions	(4,383,977)	(3,969,253)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	19,042,143	6,497,326

Net increase in net assets from operations	16,072,698	5,722,288
Distributions to Shareholders
Class A	(18,788)	(17,654)
Class C	(2,354)	(3,261)
Advisor Class	(4,281,762)	(2,182,204)
Class Z	(139)	– 0	–
Capital Stock Transactions
Net increase	118,649,560	122,865,849

Total increase	130,419,215	126,385,018
Net Assets
Beginning of period	203,436,465	77,051,447

End of period	$333,855,680	$203,436,465

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 28 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Strategic Core Portfolio (the “Fund”), a diversified portfolio. AB International Strategic Core Portfolio commenced operations on July 29, 2015. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. Effective November 20, 2019 the Fund commenced offering of Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are

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NOTES TO FINANCIAL STATEMENTS (continued)

unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$8,679,498		$71,655,504		$	– 0	–	$80,335,002
Industrials	1,437,219		46,115,819			– 0	–	47,553,038
Information Technology	11,815,850		29,398,319			– 0	–	41,214,169
Consumer Staples	4,337,037		27,680,587			– 0	–	32,017,624
Consumer Discretionary	4,404,680		27,181,124			– 0	–	31,585,804
Health Care	– 0	–	30,797,611			– 0	–	30,797,611
Communication Services	4,083,773		15,682,202			– 0	–	19,765,975
Real Estate	– 0	–	14,258,603			– 0	–	14,258,603
Energy	– 0	–	12,337,906			– 0	–	12,337,906
Utilities	– 0	–	9,007,327			– 0	–	9,007,327
Materials	– 0	–	3,224,659			– 0	–	3,224,659
Fixed Income Securities:
Rights	103,304		– 0	–		– 0	–	103,304
Short-Term Investments:
Investment Companies	10,096,361		– 0	–		– 0	–	10,096,361

Total Investments in Securities	44,957,722		287,339,661	+		– 0	–	332,297,383
Other Financial Instruments*:
Assets
Futures	16,698		– 0	–		– 0	–	16,698	†
Forward Currency Exchange Contracts	– 0	–	1,282,490			– 0	–	1,282,490
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,456,058)			– 0	–	(1,456,058)

Total	$44,974,420		$287,166,093		$	– 0	–	$332,140,513

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NOTES TO FINANCIAL STATEMENTS (continued)

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax

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NOTES TO FINANCIAL STATEMENTS (continued)

returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess of $2.5 billion up to $5 billion and .60% of the excess over $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.20%, 1.95%, .95% and .95% of the daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the six months December 31, 2019, such reimbursements/waivers amounted to

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NOTES TO FINANCIAL STATEMENTS (continued)

$16,088. The Expense Caps may not be terminated by the Adviser before October 31, 2020. Any fees waived and expenses borne by the Adviser through February 16, 2017 are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amount to $194,037 for the period ended June 30, 2017. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the Expense Caps’ net fee percentages set forth above.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the Adviser voluntarily agreed to waive such fees in the amount of $41,294.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $12,575 for the six months ended December 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $152 from the sale of Class A shares and received $4 and $14 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $3,303.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 06/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$4,106		$61,696	$55,705	$10,097		$62
Government Money Market Portfolio*	– 0	–	8,901	8,901	– 0	–	1

Total					$10,097		$63

*	Investment of cash collateral for securities lending transactions (see Note E).

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred no expenses in excess of the distribution costs reimbursed by the Fund for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$159,496,924		$49,685,978
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$34,210,130
Gross unrealized depreciation	(3,657,597)

Net unrealized appreciation	$30,552,533

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended December 31, 2019, the Fund held forward currency exchange contracts for hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are

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NOTES TO FINANCIAL STATEMENTS (continued)

known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended December 31, 2019, the Fund held futures for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable/ Payable for variation margin on futures	$16,698	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,282,490		Unrealized depreciation on forward currency exchange contracts	1,456,058

Total		$1,299,188			$1,456,058

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$33,026	$16,698

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	$(1,110,359)	$(134,961)

Total		$(1,077,333)	$(118,263)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2019:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$60,631,622
Average principal amount of sale contracts	$55,222,344
Futures:
Average notional amount of buy contracts	$5,839,741	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA.	$110,401	$(110,401)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	291,228	(291,228)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	361,577	(361,577)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	23,596	(23,596)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	302,081	(11,587)		– 0	–		– 0	–		290,494
Royal Bank of Scotland PLC	187,816	(111,778)		– 0	–		– 0	–		76,038
UBS AG	5,791	(5,791)		– 0	–		– 0	–		– 0	–

Total	$1,282,490	$(915,958)	$	– 0	–	$	– 0	–		$366,532	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA.	$131,997	$(110,401)	$	– 0	–	$	– 0	–	$21,596
Barclays Bank PLC	418,190	(291,228)	– 0	–	– 0	–	126,962
Brown Brothers Harriman & Co.	549,123	(361,577)	– 0	–	– 0	–	187,546
Deutsche Bank AG	12,827	– 0	–	– 0	–	– 0	–	12,827
Goldman Sachs Bank USA/ Goldman Sachs International	189,779	(23,596)	– 0	–	– 0	–	166,183
JPMorgan Chase Bank, NA	11,587	(11,587)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	111,778	(111,778)	– 0	–	– 0	–	– 0	–
UBS AG	30,777	(5,791)	– 0	–	– 0	–	24,986

Total	$1,456,058	$(915,958)	$	– 0	–	$	– 0	–	$540,100	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net unrealized receivable/payable that would be due from/to the counterparty in the event of default or termination. The from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or

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NOTES TO FINANCIAL STATEMENTS (continued)

its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2019 is as follows:

								Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0	–	$	– 0	–	$183	$510	$50

*	As of December 31, 2019.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019		Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class A
Shares sold	12,391	89,858		$145,604		$1,021,518

Shares issued in reinvestment of dividends and distributions	1,487	1,563		17,800		16,506

Shares redeemed	(6,076)	(14,772)		(70,619)		(167,070)

Net increase	7,802	76,649		$92,785		$870,954

Class C
Shares sold	1,255	15,865		$15,000		$181,583

Shares issued in reinvestment of dividends and distributions	176	290		2,088		3,052

Shares redeemed	(390)	(7,253)		(4,648)		(81,400)

Net increase	1,041	8,902		$12,440		$103,235

Advisor Class
Shares sold	12,364,005	13,078,757		$146,475,495		$147,502,871

Shares issued in reinvestment of dividends and distributions	306,063	194,397		3,675,808		2,056,719

Shares redeemed	(2,648,669)	(2,416,006)		(31,616,989)		(27,667,930)

Net increase	10,021,399	10,857,148		$118,534,314		$121,891,660

Class Z*
Shares sold	829	– 0	–	$10,021	$	– 0	–

Net increase	829	– 0	–	$10,021	$	– 0	–

*	Commenced distributions on November 20, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging market countries, where there may be an increased amount of economic, political and social instability.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or

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NOTES TO FINANCIAL STATEMENTS (continued)

supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

NOTE I

Tax Information

The tax character of distributions paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$1,702,282	$593,961
Long-term capital gains	500,837	76,680

Total taxable distributions paid	$2,203,119	$670,641

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,747,329
Accumulated capital and other losses	(2,431,908	)(a)
Unrealized appreciation/(depreciation)	9,854,677	(b)

Total accumulated earnings/(deficit)	10,170,098

(a)	As of June 30, 2019, the Fund had a net capital loss carryforward of $2,431,908.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund had a net short-term capital loss carryforward of $2,066,173 and a net long-term capital loss carryforward of $365,735, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	July 29, 2015(a) to June 30, 2016
2019	2018	2017

Net asset value, beginning of period	$ 11.70	$ 12.04	$ 11.04	$ 9.79	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.05	.27	.20	.22	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.57	(.33)	.93	1.11	(.35)

Net increase (decrease) in net asset value from operations	.62	(.06)	1.13	1.33	(.09)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.16)	(.07)	(.08)	(.12)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.12)	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.28)	(.13)	(.08)	(.12)

Net asset value, end of period	$ 12.16	$ 11.70	$ 12.04	$ 11.04	$ 9.79

Total Return

Total investment return based on net asset value(d)	5.28%	(.28	) %	10.25%	13.72%	(.84	) %

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,491	$1,344	$460	$234	$57

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.20	%(f)	1.20%	1.19%	1.19%	1.20	%(f)

Expenses, before waivers/reimbursements(e)†	1.24	%(f)	1.51%	1.93%	5.13%	23.67	%(f)

Net investment income(c)	.84	%(f)	2.38%	1.71%	2.15%	2.87	%(f)

Portfolio turnover rate	19%	51%	53%	64%	52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%	.01%	.01%	.00	%(f)

See footnote summary on page 45.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,					July 29, 2015(a) to June 30, 2016
			2019		2018	2017

Net asset value, beginning of period	$ 11.60		$ 11.95		$ 11.01	$ 9.75		$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.00	(g)	.18		.10	.19		.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.57		(.32)		.93	1.07		(.28)

Net increase (decrease) in net asset value from operations	.57		(.14)		1.03	1.26		(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.12)		(.09)		(.03)	– 0	–	(.09)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.12)		(.06)	– 0	–	– 0	–

Total dividends and distributions	(.12)		(.21)		(.09)	– 0	–	(.09)

Net asset value, end of period	$ 12.05		$ 11.60		$ 11.95	$ 11.01		$ 9.75

Total Return

Total investment return based on net asset value(d)	4.91%		(1.00	) %	9.34%	12.92%		(1.55	) %

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$239		$218		$118	$62		$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.95	%(f)	1.95%		1.94%	1.94%		1.95	%(f)

Expenses, before waivers/reimbursements(e)†	2.00	%(f)	2.28%		2.68%	5.70%		15.57	%(f)

Net investment income(c)	.08	%(f)	1.56%		.88%	1.80%		1.31	%(f)

Portfolio turnover rate	19%		51%		53%	64%		52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%		.01%	.01%		.00	%(f)

See footnote summary on page 45.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,	July 29, 2015(a) to June 30, 2016
2019	2018	2017

Net asset value, beginning of period	$ 11.74	$ 12.06	$ 11.06	$ 9.80	$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.06	.32	.25	.27	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.57	(.34)	.90	1.08	(.28)

Net increase (decrease) in net asset value from operations	.63	(.02)	1.15	1.35	(.07)

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.18)	(.09)	(.09)	(.13)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.12)	(.06)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.30)	(.15)	(.09)	(.13)

Net asset value, end of period	$ 12.20	$ 11.74	$ 12.06	$ 11.06	$ 9.80

Total Return

Total investment return based on net asset value(d)	5.36%	.06%	10.45%	13.98%	(.63	) %

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$332,116	$201,875	$76,473	$35,275	$2,932

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.95	%(f)	.95%	.94%	.94%	.95	%(f)

Expenses, before waivers/reimbursements(e)†	.99	%(f)	1.26%	1.65%	4.37%	14.60	%(f)

Net investment income(c)	1.08	%(f)	2.80%	2.12%	2.60%	2.32	%(f)

Portfolio turnover rate	19%	51%	53%	64%	52%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.00%	.01%	.01%	.00	%(f)

See footnote summary on page 45.

44 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	November 20, 2019(h) to December 31, 2019 (unaudited)

Net asset value, beginning of period	$ 12.09

Income From Investment Operations

Net investment income(b)(c)	.01

Net realized and unrealized gain on investment and foreign currency transactions	.27

Net increase in net asset value from operations	.28

Less: Dividends and Distributions

Dividends from net investment income	(.17)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–

Total dividends and distributions	(.17)

Net asset value, end of period	$ 12.20

Total Return

Total investment return based on net asset value(d)	2.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.93	%(f)

Expenses, before waivers/reimbursements(e)†	1.08	%(f)

Net investment income(c)	.43	%(f)

Portfolio turnover rate	19%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2018 and June 30, 2017, such waiver amounted to less than 0.01% and 0.01%, respectively.

(f)	Annualized.

(g)	Amount is less than $0.005.

(h)	Commencement of distribution.

See notes to financial statements.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 45

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez* Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kent W. Hargis(2), Vice President Sammy Suzuki(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Strategic Core Investment Team. Messrs. Hargis and Suzuki are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nomination Committee and the Independent Directors Committee when he joins the Board on January 1, 2020.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Strategic Core Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 47

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The Adviser did not request any reimbursements from the Fund in the Fund’s latest fiscal year. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 49

Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser with a similar investment strategy.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s

50 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB INTERNATIONAL STRATEGIC CORE PORTFOLIO | 51

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

52 | AB INTERNATIONAL STRATEGIC CORE PORTFOLIO	abfunds.com

AB INTERNATIONAL STRATEGIC CORE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ISCP-0152-1219

DEC    12.31.19

SEMI-ANNUAL REPORT

AB SELECT US EQUITY PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Select US Equity Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 13, 2020

This report provides management’s discussion of fund performance for AB Select US Equity Portfolio for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months	12 Months

AB SELECT US EQUITY PORTFOLIO[1]

Class A Shares	10.36%	29.38%

Class C Shares	9.87%	28.33%

Advisor Class Shares[2]	10.44%	29.69%

Class R Shares[2]	10.14%	28.98%

Class K Shares[2]	10.28%	29.30%

Class I Shares[2]	10.46%	29.68%

S&P 500 Index	10.92%	31.49%

1

Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of the Fund for the six- and 12-month periods ended December 31, 2019, by 0.02% and 0.02%, respectively.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2019.

During the six-month period, all share classes underperformed the benchmark, before sales charges. The Fund’s transactional cash detracted, relative to the benchmark, as did an underweight to technology and an overweight to the industrials sector. However, the Fund’s underweight to consumer discretionary and real estate, as well as an overweight to financials contributed. From a security selection perspective, selection within financials, utilities and industrials contributed, more than offsetting selection in materials, technology and communication services, which detracted.

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During the 12-month period, all share classes underperformed the benchmark, before sales charges. The Fund’s transactional cash detracted from returns, as did underweights to the technology and energy sectors. However, the Fund’s underweight to consumer discretionary, materials and consumer staples contributed. From a security selection perspective, selection in industrials, financials and consumer staples contributed, more than offsetting selection in materials, energy and health care, which detracted.

The Fund utilized derivatives in the form of total return swaps for investment purposes, which added to absolute returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

In the first half of the 12-month period ended December 31, 2019, stocks recovered sharply from their late-2018 lows. Interest rates declined meaningfully over the period, with the 10-year US Treasury yield falling from 3.24% in November 2018 to 2.01% at the end of June 2019. Global growth concerns remained in focus, as did the ongoing trade dispute between the US and China; however, the US Federal Reserve made it clear that continued deterioration in economic conditions could lead to easier monetary policy.

In the six-month period, US markets advanced, as it looked increasingly likely that a phase-one trade deal between the US and China was on the horizon and as monetary policy remained supportive. While investors remained concerned about slow economic and corporate profit growth and elevated equity valuations, there were signs late in the year that growth might be stabilizing in the US and globally. The S&P 500 Index returned 10.92% for the six-month period and 31.49% for the 12-month period.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek attractive risk-adjusted returns from a flexible approach unconstrained by investment style, with an intense focus on downside risk. The Team uses bottom-up analysis to find companies with growth potential, adjusting expectations based on the short-term market environment.

INVESTMENT POLICIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies. For purposes of this policy, equity securities include common stock, preferred stock and derivatives related to common and preferred stocks.

The Adviser selects investments for the Fund through an intensive “bottom-up” approach that places an emphasis on companies that

(continued on next page)

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 3

are engaged in business activities with solid long-term growth potential and operating in industries with high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of shareholder-focused changes discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund. The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also invest in securities of small-capitalization companies. The Fund may invest in non-US companies, but will limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or financial-services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk: Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

6 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	29.38%	23.85%

5 Years	10.67%	9.72%

Since Inception[1]	14.18%	13.57%

CLASS C SHARES

1 Year	28.33%	27.33%

5 Years	9.83%	9.83%

Since Inception[1]	13.34%	13.34%

ADVISOR CLASS SHARES[2]

1 Year	29.69%	29.69%

5 Years	10.93%	10.93%

Since Inception[1]	14.49%	14.49%

CLASS R SHARES[2]

1 Year	28.98%	28.98%

5 Years	10.33%	10.33%

Since Inception[1]	13.88%	13.88%

CLASS K SHARES[2]

1 Year	29.30%	29.30%

5 Years	10.57%	10.57%

Since Inception[1]	14.11%	14.11%

CLASS I SHARES[2]

1 Year	29.68%	29.68%

5 Years	10.95%	10.95%

Since Inception[1]	14.49%	14.49%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.52%, 2.27%, 1.27%, 1.80%, 1.68% and 1.26% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.52%, 2.27%, 1.27%, 1.80%, 1.57% and 1.25% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated prior to October 31, 2020 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/8/2011.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	23.85%

5 Years	9.72%

Since Inception[1]	13.57%

CLASS C SHARES

1 Year	27.33%

5 Years	9.83%

Since Inception[1]	13.34%

ADVISOR CLASS SHARES[2]

1 Year	29.69%

5 Years	10.93%

Since Inception[1]	14.49%

CLASS R SHARES[2]

1 Year	28.98%

5 Years	10.33%

Since Inception[1]	13.88%

CLASS K SHARES[2]

1 Year	29.30%

5 Years	10.57%

Since Inception[1]	14.11%

CLASS I SHARES[2]

1 Year	29.68%

5 Years	10.95%

Since Inception[1]	14.49%

1	Inception date: 12/8/2011.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 9

EXPENSE EXAMPLE (continued)

	Beginning Account Value 7/1/2019	Ending Account Value 12/31/2019	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,103.60	$7.98	1.51%
Hypothetical**	$1,000	$1,017.55	$7.66	1.51%
Class C
Actual	$1,000	$1,098.70	$11.92	2.26%
Hypothetical**	$1,000	$1,013.77	$11.44	2.26%
Advisor Class
Actual	$1,000	$1,104.40	$6.61	1.25%
Hypothetical**	$1,000	$1,018.85	$6.34	1.25%
Class R
Actual	$1,000	$1,101.40	$9.51	1.80%
Hypothetical**	$1,000	$1,016.09	$9.12	1.80%
Class K
Actual	$1,000	$1,102.80	$8.19	1.55%
Hypothetical**	$1,000	$1,017.34	$7.86	1.55%
Class I
Actual	$1,000	$1,104.60	$6.61	1.25%
Hypothetical**	$1,000	$1,018.85	$6.34	1.25%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $199.5

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Microsoft Corp.	$9,574,755	4.8%

Apple, Inc.	8,785,421	4.4

Berkshire Hathaway, Inc. – Class B	8,286,956	4.2

Citigroup, Inc.	7,189,780	3.6

Alphabet, Inc. – Class C	6,615,575	3.3

United Technologies Corp.	6,478,168	3.2

Johnson & Johnson	5,892,127	2.9

Amazon.com, Inc.	5,543,520	2.8

Bank of America Corp.	4,785,200	2.4

PNC Financial Services Group, Inc. (The)	4,750,110	2.4

	$67,901,612	34.0%

1	All data are as of December 31, 2019. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 19.5%
Communications Equipment – 1.3%
Cisco Systems, Inc.	55,627	$2,667,871

Electronic Equipment, Instruments & Components – 0.3%
Corning, Inc.	16,844	490,329

IT Services – 3.1%
International Business Machines Corp.	7,342	984,122
PayPal Holdings, Inc.(a)	13,119	1,419,082
Visa, Inc. – Class A	20,288	3,812,115

		6,215,319

Semiconductors & Semiconductor Equipment – 3.9%
Broadcom, Inc.	6,938	2,192,547
Intel Corp.	30,532	1,827,340
NXP Semiconductors NV	4,587	583,742
QUALCOMM, Inc.	22,966	2,026,290
Texas Instruments, Inc.	8,527	1,093,929

		7,723,848

Software – 6.5%
Adobe, Inc.(a)	5,751	1,896,737
Microsoft Corp.	60,715	9,574,755
VMware, Inc. – Class A(a)	10,192	1,547,044

		13,018,536

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	29,918	8,785,421

		38,901,324

Financials – 16.9%
Banks – 10.9%
Bank of America Corp.	135,866	4,785,200
Citigroup, Inc.	89,996	7,189,780
JPMorgan Chase & Co.	24,914	3,473,012
PNC Financial Services Group, Inc. (The)	29,757	4,750,110
Wells Fargo & Co.	28,842	1,551,700

		21,749,802

Capital Markets – 1.8%
Goldman Sachs Group, Inc. (The)	16,079	3,697,044

Diversified Financial Services – 4.2%
Berkshire Hathaway, Inc. – Class B(a)	36,587	8,286,956

		33,733,802

Health Care – 16.3%
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc.(a)	5,232	1,145,546

12 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 4.2%
Abbott Laboratories	33,196	$2,883,405
Boston Scientific Corp.(a)	59,911	2,709,175
Zimmer Biomet Holdings, Inc.	18,566	2,778,959

		8,371,539

Health Care Providers & Services – 4.8%
Cigna Corp.(a)	14,815	3,029,519
Humana, Inc.	6,700	2,455,684
UnitedHealth Group, Inc.	13,959	4,103,667

		9,588,870

Pharmaceuticals – 6.7%
Eli Lilly & Co.	23,714	3,116,731
Johnson & Johnson	40,393	5,892,127
Merck & Co., Inc.	49,395	4,492,475

		13,501,333

		32,607,288

Communication Services – 11.7%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	88,676	3,465,458
Comcast Corp. – Class A	60,724	2,730,758

		6,196,216

Entertainment – 3.1%
Activision Blizzard, Inc.	23,723	1,409,621
Vivendi SA	66,591	1,928,312
Walt Disney Co. (The)	19,759	2,857,744

		6,195,677

Interactive Media & Services – 5.5%
Alphabet, Inc. – Class C(a)	4,948	6,615,575
Facebook, Inc. – Class A(a)	20,685	4,245,596

		10,861,171

		23,253,064

Industrials – 10.0%
Aerospace & Defense – 5.1%
Boeing Co. (The)	3,000	977,280
Northrop Grumman Corp.	7,726	2,657,512
United Technologies Corp.	43,257	6,478,168

		10,112,960

Airlines – 1.4%
Delta Air Lines, Inc.	48,961	2,863,239

Construction & Engineering – 1.1%
Jacobs Engineering Group, Inc.	25,219	2,265,423

Industrial Conglomerates – 1.6%
Honeywell International, Inc.	17,583	3,112,191

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Road & Rail – 0.8%
Norfolk Southern Corp.	8,706	$1,690,096

		20,043,909

Consumer Discretionary – 8.6%
Hotels, Restaurants & Leisure – 0.9%
Starbucks Corp.	21,230	1,866,541

Household Durables – 0.5%
Lennar Corp. – Class A	17,680	986,367

Internet & Direct Marketing Retail – 4.3%
Amazon.com, Inc.(a)	3,000	5,543,520
Booking Holdings, Inc.(a)	1,453	2,984,070

		8,527,590

Multiline Retail – 0.6%
Target Corp.	9,232	1,183,635

Specialty Retail – 2.3%
Home Depot, Inc. (The)	16,281	3,555,445
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,167	1,054,834

		4,610,279

		17,174,412

Energy – 5.2%
Oil, Gas & Consumable Fuels – 5.2%
Chevron Corp.	36,298	4,374,272
EOG Resources, Inc.	29,151	2,441,688
Exxon Mobil Corp.	35,873	2,503,218
Valero Energy Corp.	11,577	1,084,186

		10,403,364

Consumer Staples – 4.9%
Beverages – 1.5%
Coca-Cola Co. (The)	52,225	2,890,654

Food & Staples Retailing – 0.9%
Walmart, Inc.	14,458	1,718,189

Household Products – 1.3%
Procter & Gamble Co. (The)	21,368	2,668,863

Personal Products – 0.7%
Estee Lauder Cos., Inc. (The) – Class A	6,776	1,399,515

Tobacco – 0.5%
Altria Group, Inc.	21,590	1,077,557

		9,754,778

Utilities – 3.4%
Electric Utilities – 1.4%
NextEra Energy, Inc.	11,738	2,842,474

14 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Independent Power and Renewable Electricity Producers – 2.0%
NRG Energy, Inc.		98,708		$3,923,643

				6,766,117

Materials – 0.9%
Containers & Packaging – 0.9%
Berry Global Group, Inc.(a)		36,270		1,722,463

Total Common Stocks (cost $134,420,770)				194,360,521

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) Series D 0.00%(a)(b)(c)(d) (cost $183,249)		4,005		118,466

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(e)(f)(g) (cost $3,919,922)		3,919,922		3,919,922

		Principal Amount (000)
Time Deposits – 0.0%
BBH Grand Cayman 0.36%, 1/02/20	GBP	0	*	6
0.82%, 1/02/20	CAD	5		4,001
Citibank, London (0.68)%, 1/02/20	EUR	28		31,460
Sumitomo, Tokyo (0.24)%, 1/06/20	JPY	3,074		28,290

Total Time Deposits (cost $63,757)				63,757

Total Short-Term Investments (cost $3,983,679)				3,983,679

Total Investments – 99.5% (cost $138,587,698)				198,462,666
Other assets less liabilities – 0.5%				1,068,207

Net Assets – 100.0%				$199,530,873

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

*	Principal amount less than 500.

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

See notes to financial statements.

16 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $134,667,776)	$194,542,744
Affiliated issuers (cost $3,919,922)	3,919,922
Cash	337
Receivable for investment securities sold	2,319,699
Receivable for capital stock sold	331,684
Unaffiliated dividends receivable	87,621
Affiliated dividends receivable	5,349

Total assets	201,207,356

Liabilities
Payable for investment securities purchased	1,362,986
Advisory fee payable	162,172
Payable for capital stock redeemed	21,236
Administrative fee payable	14,359
Distribution fee payable	11,669
Transfer Agent fee payable	2,562
Due to Custodian (includes foreign currency overdraft of $17 with a cost of $17)	17
Accrued expenses and other liabilities	101,482

Total liabilities	1,676,483

Net Assets	$199,530,873

Composition of Net Assets
Capital stock, at par	$1,171
Additional paid-in capital	138,061,271
Distributable earnings	61,468,431

$199,530,873

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$11,807,069	688,507	$17.15	*

C	$11,220,743	700,311	$16.02

Advisor	$169,802,874	9,929,628	$17.10

R	$23,150	1,388	$16.68

K	$1,071,414	63,277	$16.93

I	$5,605,623	331,553	$16.91

*	The maximum offering price per share for Class A shares was $17.91, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $2,234)	$1,932,696
Affiliated issuers	52,342	$1,985,038

Expenses
Advisory fee (see Note B)	1,075,282
Distribution fee—Class A	13,874
Distribution fee—Class C	56,132
Distribution fee—Class R	54
Distribution fee—Class K	1,178
Transfer agency—Class A	1,522
Transfer agency—Class C	1,668
Transfer agency—Advisor Class	25,370
Transfer agency—Class R	12
Transfer agency—Class K	943
Transfer agency—Class I	539
Custodian	69,417
Registration fees	43,823
Administrative	30,917
Audit and tax	24,318
Legal	20,551
Printing	14,384
Directors’ fees	11,682
Miscellaneous	28,943

Total expenses	1,420,609
Less: expenses waived and reimbursed by the Adviser (see Note B)	(3,316)

Net expenses		1,417,293

Net investment income		567,745

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		17,449,505
Swaps		147,213
Foreign currency transactions		(4,939)
Net change in unrealized appreciation/depreciation on:
Investments		2,398,662
Swaps		(124,484)
Foreign currency denominated assets and liabilities		(76)

Net gain on investment and foreign currency transactions		19,865,881

Contributions from Affiliates (see Note B)		9,695

Net Increase in Net Assets from Operations		$20,443,321

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$567,745	$1,084,478
Net realized gain on investment and foreign currency transactions	17,591,779	11,345,738
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	2,274,102	7,972,309
Contributions from Affiliates (see Note B)	9,695	– 0	–

Net increase in net assets from operations	20,443,321	20,402,525
Distributions to Shareholders
Class A	(865,274)	(1,107,493)
Class C	(835,262)	(1,286,653)
Advisor Class	(13,144,837)	(17,849,203)
Class R	(1,758)	(1,703)
Class K	(77,392)	(119,111)
Class I	(426,211)	(3,300,315)
Capital Stock Transactions
Net decrease	(30,650,779)	(25,031,571)

Total decrease	(25,558,192)	(28,293,524)
Net Assets
Beginning of period	225,089,065	253,382,589

End of period	$199,530,873	$225,089,065

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 19

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company comprised of 28 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares. Class B, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$38,901,324		$	– 0	–	$	– 0	–	$38,901,324
Financials	33,733,802			– 0	–		– 0	–	33,733,802
Health Care	32,607,288			– 0	–		– 0	–	32,607,288
Communication Services	21,324,752			1,928,312			– 0	–	23,253,064
Industrials	20,043,909			– 0	–		– 0	–	20,043,909
Consumer Discretionary	17,174,412			– 0	–		– 0	–	17,174,412
Energy	10,403,364			– 0	–		– 0	–	10,403,364
Consumer Staples	9,754,778			– 0	–		– 0	–	9,754,778
Utilities	6,766,117			– 0	–		– 0	–	6,766,117
Materials	1,722,463			– 0	–		– 0	–	1,722,463
Preferred Stocks	– 0	–		– 0	–		118,466		118,466
Short-Term Investments:
Investment Companies	3,919,922			– 0	–		– 0	–	3,919,922
Time Deposits	– 0	–		63,757			– 0	–	63,757

Total Investments in Securities	196,352,131			1,992,069			118,466		198,462,666
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$196,352,131			$1,992,069			$118,466		$198,462,666

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

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6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.55%, 2.30%, 1.30%, 1.80%, 1.55% and 1.30% of the daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended December 31, 2019, such reimbursements/waivers amounted to $624. The Expense Caps may not be terminated before October 31, 2020.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the reimbursement for such services amounted to $30,917.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

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NOTES TO FINANCIAL STATEMENTS (continued)

networking services. The compensation retained by ABIS amounted to $14,877 for the six months ended December 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $534 from the sale of Class A shares and received $7 and $142 in contingent deferred sales charges imposed upon redemption by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $2,692.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,288	$35,807	$40,175	$3,920	$52

During the six months ended December 31, 2019, the Adviser reimbursed the Fund $9,695 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed

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additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $86,615, $0 and $3,214 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the

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NOTES TO FINANCIAL STATEMENTS (continued)

current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$176,754,659		$219,817,153
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$60,020,172
Gross unrealized depreciation	$(145,204)

Net unrealized appreciation	$59,874,968

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value

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and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended December 31, 2019, the Fund held total return swaps for non-hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended December 31, 2019, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$147,213	$(124,484)

Total		$147,213	$(124,484)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2019:

Total Return Swaps:
Average notional amount	$465,832	(a)

(a)	Positions were open for less than one month during the reporting period.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class A
Shares sold	55,249	72,880	$946,431	$1,197,997

Shares issued in reinvestment of dividends and distributions	45,558	67,560	757,627	1,020,155

Shares converted from Class C	11,069	6,236	186,561	97,750

Shares redeemed	(63,923)	(209,212)	(1,095,163)	(3,504,595)

Net increase (decrease)	47,953	(62,536)	$795,456	$(1,188,693)

Class C
Shares sold	42,745	111,782	$678,685	$1,732,045

Shares issued in reinvestment of dividends and distributions	43,029	69,798	668,677	993,220

Shares converted to Class A	(11,791)	(6,627)	(186,561)	(97,750)

Shares redeemed	(100,174)	(236,354)	(1,627,877)	(3,549,110)

Net decrease	(26,191)	(61,401)	$(467,076)	$(921,595)

Advisor Class
Shares sold	377,903	2,444,112	$6,353,489	$40,304,087

Shares issued in reinvestment of dividends and distributions	571,383	1,013,091	9,473,528	15,247,014

Shares redeemed	(2,734,281)	(2,630,694)	(47,081,940)	(42,917,579)

Net increase (decrease)	(1,784,995)	826,509	$(31,254,923)	$12,633,522

Class R
Shares sold	178	184	$2,957	$2,809

Shares issued in reinvestment of dividends and distributions	27	1	440	20

Shares redeemed	(1)	(7)	(14)	(117)

Net increase	204	178	$3,383	$2,712

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)			Year Ended June 30, 2019

Class K
Shares sold	7,713		18,267		$131,687		$284,219

Shares issued in reinvestment of dividends and distributions	4,713		7,989		77,391		119,110

Shares redeemed	(1,875)		(139,432)		(31,989)		(2,282,834)

Net increase (decrease)	10,551		(113,176)		$177,089		$(1,879,505)

Class I
Shares sold	– 0	–	462,563	$	– 0	–	$7,439,970

Shares issued in reinvestment of dividends and distributions	26,004		221,646		426,211		3,300,315

Shares redeemed	(19,838)		(2,663,097)		(330,919)		(44,418,297)

Net increase (decrease)	6,166		(1,978,888)		$95,292		$(33,678,012)

NOTE F

Risks Involved in Investing in the Fund

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in

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the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$16,289,097	$18,936,131
Net long-term capital gains	7,375,381	10,866,983

Total taxable distributions paid	$23,664,478	$29,803,114

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,359,531
Undistributed capital gains	4,053,355
Unrealized appreciation/(depreciation)	50,972,653	(a)

Total accumulated earnings/(deficit)	$56,385,539

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.81		$ 17.15		$ 16.54		$ 14.70		$ 15.56		$ 15.62

Income From Investment Operations

Net investment income(a)	.03	(b)	.05	(b)	.05	(b)	.06	(b)	.06	(b)	.01

Net realized and unrealized gain on investment and foreign currency transactions	1.66		1.32		2.39		2.32		.21		1.20

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00 (c)

Net increase in net asset value from operations	1.69		1.37		2.44		2.38		.27		1.21

Less: Dividends and Distributions

Dividends from net investment income	(.07)		(.05)		(.03)		– 0	–	(.02)		(.03)

Distributions from net realized gain on investment and foreign currency transactions	(1.28)		(1.66)		(1.80)		(.54)		(1.11)		(1.24)

Total dividends and distributions	(1.35)		(1.71)		(1.83)		(.54)		(1.13)		(1.27)

Net asset value, end of period	$ 17.15		$ 16.81		$ 17.15		$ 16.54		$ 14.70		$ 15.56

Total Return

Total investment return based on net asset value(d)*	10.36%		9.08%		15.03%		16.47%		1.74%		8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,807		$10,765		$12,060		$11,694		$42,856		$18,958

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.51	%(f)	1.50%		1.45%		1.45%		1.45%		1.45%

Expenses, before waivers/reimbursements(e)†	1.51	%(f)	1.50%		1.46%		1.45%		1.45%		1.45%

Net investment income	.35	%(b)(f)	.28	%(b)	.31	%(b)	.37	%(b)	.44	%(b)	.08%

Portfolio turnover rate	84%		209%		236%		292%		269%		348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%		.02%		.02%		.00%		.00%

See footnote summary on page 41.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 15.78		$ 16.28		$ 15.87		$ 14.23		$ 15.19		$ 15.34

Income From Investment Operations

Net investment loss(a)	(.03	)(b)	(.07	)(b)	(.07	)(b)	(.05	)(b)	(.06	)(b)	(.10)

Net realized and unrealized gain on investment and foreign currency transactions	1.55		1.23		2.28		2.23		.21		1.19

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase in net asset value from operations	1.52		1.16		2.21		2.18		.15		1.09

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.28)		(1.66)		(1.80)		(.54)		(1.11)		(1.24)

Net asset value, end of period	$ 16.02		$ 15.78		$ 16.28		$ 15.87		$ 14.23		$ 15.19

Total Return

Total investment return based on net asset value(d)*	9.87%		8.27%		14.19%		15.59%		.98%		7.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,221		$11,463		$12,825		$10,647		$12,613		$16,791

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	2.26	%(f)	2.25%		2.21%		2.20%		2.20%		2.19%

Expenses, before waivers/reimbursements(e)†	2.26	%(f)	2.25%		2.21%		2.21%		2.20%		2.19%

Net investment loss	(.39	) %(b)(f)	(.47	) %(b)	(.45	) %(b)	(.33	) %(b)	(.41	) %(b)	(.66	) %

Portfolio turnover rate	84%		209%		236%		292%		269%		348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%		.02%		.02%		.00%		.00%

See footnote summary on page 41.

36 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.78		$ 17.14		$ 16.53		$ 14.73		$ 15.60		$ 15.64

Income From Investment Operations

Net investment income(a)	.05	(b)	.09	(b)	.10	(b)	.10	(b)	.09	(b)	.05

Net realized and unrealized gain on investment and foreign currency transactions	1.66		1.31		2.38		2.33		.21		1.21

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00 (c)

Net increase in net asset value from operations	1.71		1.40		2.48		2.43		.30		1.26

Less: Dividends and Distributions

Dividends from net investment income	(.11)		(.10)		(.07)		(.09)		(.06)		(.06)

Distributions from net realized gain on investment and foreign currency transactions	(1.28)		(1.66)		(1.80)		(.54)		(1.11)		(1.24)

Total dividends and distributions	(1.39)		(1.76)		(1.87)		(.63)		(1.17)		(1.30)

Net asset value, end of period	$ 17.10		$ 16.78		$ 17.14		$ 16.53		$ 14.73		$ 15.60

Total Return

Total investment return based on net asset value(d)*	10.44%		9.34%		15.33%		16.82%		1.91%		8.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$169,803		$196,566		$186,570		$239,659		$216,896		$260,521

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.25	%(f)	1.25%		1.20%		1.20%		1.20%		1.19%

Expenses, before waivers/reimbursements(e)†	1.25	%(f)	1.25%		1.21%		1.20%		1.20%		1.19%

Net investment income	.59	%(b)(f)	.53	%(b)	.56	%(b)	.67	%(b)	.60	%(b)	.34%

Portfolio turnover rate	84%		209%		236%		292%		269%		348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%		.02%		.02%		.00%		.00%

See footnote summary on page 41.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 37

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.37		$ 16.76		$ 16.22		$ 14.48		$ 15.37		$ 15.44

Income From Investment Operations

Net investment income (loss)(a)	.00	(b)(c)	(.00	)(b)(c)	.00	(b)(c)	.02	(b)	.01	(b)	(.03)

Net realized and unrealized gain on investment and foreign currency transactions	1.62		1.28		2.34		2.28		.21		1.20

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase in net asset value from operations	1.62		1.28		2.34		2.30		.22		1.17

Less: Dividends and Distributions

Dividends from net investment income	(.03)		(.01)		– 0	–	(.02)		– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.28)		(1.66)		(1.80)		(.54)		(1.11)		(1.24)

Total dividends and distributions	(1.31)		(1.67)		(1.80)		(.56)		(1.11)		(1.24)

Net asset value, end of period	$ 16.68		$ 16.37		$ 16.76		$ 16.22		$ 14.48		$ 15.37

Total Return

Total investment return based on net asset value(d)*	10.14%		8.77%		14.71%		16.14%		1.44%		7.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23		$19		$17		$16		$15		$15

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.80	%(f)	1.78%		1.76%		1.74%		1.72%		1.72%

Expenses, before waivers/ reimbursements(e)†	1.84	%(f)	1.78%		1.76%		1.74%		1.72%		1.72%

Net investment income (loss)	.05	%(b)(f)	(.02	) %(b)	.01	%(b)	.12	%(b)	.09	%(b)	(.18	) %

Portfolio turnover rate	84%		209%		236%		292%		269%		348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%		.02%		.02%		.00%		.00%

See footnote summary on page 41.

38 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 16.59	$ 16.92	$ 16.33	$ 14.56	$ 15.43	$ 15.47

Income From Investment Operations

Net investment income (loss)(a)(b)	.03	.03	.04	.05	.04	(.00	)(c)

Net realized and unrealized gain on investment and foreign currency transactions	1.63	1.30	2.35	2.29	.21	1.20

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase in net asset value from operations	1.66	1.33	2.39	2.34	.25	1.20

Less: Dividends and Distributions

Dividends from net investment income	(.04)	– 0	–	– 0	–	(.03)	(.01)	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.28)	(1.66)	(1.80)	(.54)	(1.11)	(1.24)

Total dividends and distributions	(1.32)	(1.66)	(1.80)	(.57)	(1.12)	(1.24)

Net asset value, end of period	$ 16.93	$ 16.59	$ 16.92	$ 16.33	$ 14.56	$ 15.43

Total Return

Total investment return based on net asset value(d)*	10.28%	8.99%	14.94%	16.38%	1.58%	8.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,071	$875	$2,806	$2,636	$3,739	$3,604

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.55	%(f)	1.55%	1.54%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)†	1.68	%(f)	1.66%	1.63%	1.62%	1.60%	1.59%

Net investment income (loss)(b)	.31	%(f)	.18%	.22%	.32%	.27%	(.02)%

Portfolio turnover rate	84%	209%	236%	292%	269%	348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%	.02%	.02%	.00%	.00%

See footnote summary on page 41.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 16.60		$ 16.97		$ 16.38		$ 14.61		$ 15.48		$ 15.52

Income From Investment Operations

Net investment income(a)	.05	(b)	.09	(b)	.10	(b)	.11	(b)	.08	(b)	.05

Net realized and unrealized gain on investment and foreign currency transactions	1.64		1.30		2.36		2.29		.22		1.20

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00 (c)

Net increase in net asset value from operations	1.69		1.39		2.46		2.40		.30		1.25

Less: Dividends and Distributions

Dividends from net investment income	(.10)		(.10)		(.07)		(.09)		(.06)		(.05)

Distributions from net realized gain on investment and foreign currency transactions	(1.28)		(1.66)		(1.80)		(.54)		(1.11)		(1.24)

Total dividends and distributions	(1.38)		(1.76)		(1.87)		(.63)		(1.17)		(1.29)

Net asset value, end of period	$ 16.91		$ 16.60		$ 16.97		$ 16.38		$ 14.61		$ 15.48

Total Return

Total investment return based on net asset value(d)*	10.46%		9.38%		15.35%		16.76%		2.00%		8.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,606		$5,401		$39,104		$15,121		$21,461		$38,186

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.25	%(f)	1.23%		1.21%		1.19%		1.18%		1.22%

Expenses, before waivers/reimbursements(e)†	1.25	%(f)	1.24%		1.22%		1.19%		1.18%		1.22%

Net investment income	.61	%(b)(f)	.55	%(b)	.57	%(b)	.72	%(b)	.57	%(b)	.31%

Portfolio turnover rate	84%		209%		236%		292%		269%		348%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(f)	.02%		.02%		.02%		.00%		.00%

See	footnote summary on page 41.

40 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended June 30, 2017, such waiver amounted to 0.01%.

(f)	Annualized.

*

Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the six months ended December 31, 2019 and the year ended June 30, 2018 by 0.02% and 0.02%, respectively.

See notes to financial statements.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 41

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez^ Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kurt A. Feuerman(2), Vice President Anthony Nappo(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Select Equity Portfolios Investment Team. Messrs. Feuerman and Nappo are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

^	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee when he joins the Board on January 1, 2020.

42 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 43

dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

44 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median. The directors also took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 45

the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s

46 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 47

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

48 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 49

NOTES

50 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SELECT US EQUITY PORTFOLIO | 51

NOTES

52 | AB SELECT US EQUITY PORTFOLIO	abfunds.com

AB SELECT US EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SUE-0152-1219

DEC    12.31.19

SEMI-ANNUAL REPORT

AB SELECT US LONG/SHORT PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Select US Long/Short Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 1

SEMI-ANNUAL REPORT

February 5, 2020

This report provides management’s discussion of fund performance for AB Select US Long/Short Portfolio for the semi-annual reporting period ended December 31, 2019.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	6 Months	12 Months

AB SELECT US LONG/SHORT PORTFOLIO

Class A Shares	6.16%	16.89%

Class C Shares	5.76%	16.04%

Advisor Class Shares[1]	6.26%	17.17%

Class R Shares[1]	6.03%	16.65%

Class K Shares[1]	6.16%	16.89%

Class I Shares[1]	6.28%	17.17%

S&P 500 Index	10.92%	31.49%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Standard & Poor’s (“S&P”) 500 Index, for the six- and 12-month periods ended December 31, 2019.

All share classes underperformed the benchmark for both periods, before sales charges. During the six-month period, the Fund’s net market exposure ranged from 58% to 60%, ending the period at 60%. The Fund’s below-market exposure led to underperformance, relative to the fully invested benchmark. Security selection within the Fund’s long and short holdings contributed to absolute returns. Within the Fund’s long holdings, security selection in energy, industrials and consumer discretionary detracted, while selection in the technology, financials and utilities sectors contributed. Within the Fund’s short holdings, security selection in consumer discretionary detracted, while selection in industrials, communication services and the Fund’s market hedges contributed.

During the 12-month period, the Fund’s net market exposure ranged from 58% to 64%, ending the period at 60%. The Fund’s below-market

2 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

exposure again led to underperformance, relative to the fully invested benchmark. Security selection within the Fund’s long and short holdings contributed to absolute returns. Within the Fund’s long holdings, security selection in the energy, health care and consumer discretionary sectors detracted, while selection in technology, financials and industrials contributed. Within the Fund’s short holdings, security selection within consumer discretionary detracted, while selection in real estate, health care and the Fund’s market hedges contributed.

The Fund utilized derivatives in the form of total return swaps for hedging and investment purposes, which detracted for the six-month period and added for the 12-month period, while futures for hedging purposes detracted for both periods, in absolute terms.

MARKET REVIEW AND INVESTMENT STRATEGY

In the first half of the 12-month period ended December 31, 2019, stocks recovered sharply from their late-2018 lows. Interest rates declined meaningfully over the period, with the 10-year US Treasury yield falling from 3.24% in November 2018 to 2.01% at the end of June 2019. Global growth concerns remained in focus, as did the ongoing trade dispute between the US and China; however, the US Federal Reserve made it clear that continued deterioration in economic conditions could lead to easier monetary policy.

In the six-month period, US markets advanced, as it looked increasingly likely that a phase-one trade deal between the US and China was on the horizon and as monetary policy remained supportive. While investors remained concerned about slow economic and corporate profit growth and elevated equity valuations, there were signs late in the year that growth might be stabilizing in the US and globally. The S&P 500 Index returned 10.92% for the six-month period and 31.49% for the 12-month period.

The Fund’s Senior Investment Management Team (the “Team”) continues to focus on absolute returns, using a flexible approach to participate in market upside while seeking to protect on the downside. The Team uses bottom-up analysis to find companies with growth potential, adjusting expectations based on the short-term market environment.

INVESTMENT POLICIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US companies, short positions in such securities, and cash and US cash equivalents.

The Adviser selects investments for the Fund’s long positions through

(continued on next page)

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 3

an intensive “bottom-up” approach that places an emphasis on companies that are engaged in business activities with solid long-term growth potential and high barriers to entry, that have strong cash flows and other financial metrics, and that have transparent financial statements and business models. The Adviser also evaluates the quality of company management based on a series of criteria, including: (1) management’s focus on shareholder returns, such as through a demonstrated commitment to dividends and dividend growth, share buybacks or other shareholder-friendly corporate actions; (2) management’s employment of conservative accounting methodologies; (3) management incentives, such as direct equity ownership; and (4) management accessibility. The Adviser seeks to identify companies where events or catalysts may drive the company’s share price higher, such as earnings and/or revenue growth above consensus forecasts, potential market recognition of undervaluation or overstated market-risk discount, or the institution of any of the shareholder-friendly practices discussed in the preceding sentence. In light of this catalyst-focused approach, the Adviser expects to engage in active and frequent trading for the Fund.

The Adviser may reduce or eliminate the Fund’s holdings in a company’s securities for a number of reasons, including if its evaluation of the above factors changes adversely, if the anticipated events or catalysts do not occur or do not affect the price of the securities as expected, or if the anticipated events or catalysts do occur and cause the securities to be, in the Adviser’s view, overvalued or fully valued. At any given time the Fund may emphasize growth stocks over value stocks, or vice versa.

In determining securities to be sold short, the Adviser looks for companies facing near-term difficulties such as high valuations, quality of earnings issues, or weakness in demand due to economic factors or long-term issues such as changing technology or competitive concerns in their industries. The Fund may also sell securities of exchange-traded funds (“ETFs”) short, including to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. When the Fund sells securities short, it sells a stock that it does not own (but has borrowed) at its current market price in anticipation that the price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender.

The Adviser derives the ratio between long and short positions for the Fund based on its bottom-up analysis supplemented with macro-economic and market analyses. Under normal market conditions, the

4 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

(continued on next page)

net long exposure of the Fund (long exposure minus short exposure) will range between 30% and 70%. The Adviser seeks to minimize the variability of Fund returns through industry diversification as well as by managing long and short exposures and/or by holding a material level of cash and/or cash equivalents. For example, the Fund may hold long positions in equity securities with a value equal to 60% of its net assets and have short sale obligations equal to 15% of its net assets, resulting in 45% net long exposure. Assuming a 60% long exposure, 40% of Fund assets will be held in cash or cash equivalents, including cash and cash equivalents held to cover the Fund’s short sale obligations. During periods of excessive market risk, the Adviser may reduce the net long exposure of the Fund. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Fund’s investments will be focused on securities of companies with large- and medium-market capitalizations, but it may also take long and short positions in securities of small-capitalization companies. The Fund may invest in non-US companies, but currently intends to limit its investments in such companies to no more than 10% of its net assets. The Fund may purchase securities in initial public offerings (“IPOs”) and expects to do so on a regular basis.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, as part of its investment strategies or for hedging or other risk management purposes. These transactions may be used, for example, as a means to take a short position in a security or sector without actually selling securities short.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P 500® Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Index includes 500 US stocks and is a common representation of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Leverage Risk: To the extent the Fund uses leveraging techniques, the value of its shares may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

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DISCLOSURES AND RISKS (continued)

IPO Risk: Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 7

HISTORICAL PERFORMANCE

AVERAGE RETURNS AS OF DECEMBER 31, 2019 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	16.89%	11.88%

5 Years	5.91%	5.00%

Since Inception[1]	7.46%	6.81%

CLASS C SHARES

1 Year	16.04%	15.04%

5 Years	5.13%	5.13%

Since Inception[1]	6.67%	6.67%

ADVISOR CLASS SHARES[2]

1 Year	17.17%	17.17%

5 Years	6.18%	6.18%

Since Inception[1]	7.74%	7.74%

CLASS R SHARES[2]

1 Year	16.65%	16.65%

5 Years	5.65%	5.65%

Since Inception[1]	7.20%	7.20%

CLASS K SHARES[2]

1 Year	16.89%	16.89%

5 Years	5.91%	5.91%

Since Inception[1]	7.46%	7.46%

CLASS I SHARES[2]

1 Year	17.17%	17.17%

5 Years	6.24%	6.24%

Since Inception[1]	7.77%	7.77%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.98%, 2.73%, 1.73%, 2.38%, 2.09% and 1.69% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.95%, 2.70%, 1.70%, 2.20%, 1.96% and 1.65% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before October 31, 2020. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/12/2012.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

8 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	11.88%

5 Years	5.00%

Since Inception[1]	6.81%

CLASS C SHARES

1 Year	15.04%

5 Years	5.13%

Since Inception[1]	6.67%

ADVISOR CLASS SHARES[2]

1 Year	17.17%

5 Years	6.18%

Since Inception[1]	7.74%

CLASS R SHARES[2]

1 Year	16.65%

5 Years	5.65%

Since Inception[1]	7.20%

CLASS K SHARES[2]

1 Year	16.89%

5 Years	5.91%

Since Inception[1]	7.46%

CLASS I SHARES[2]

1 Year	17.17%

5 Years	6.24%

Since Inception[1]	7.77%

1	Inception date: 12/12/2012.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,061.60	$9.85	1.90%	$10.05	1.94%
Hypothetical**	$1,000	$1,015.58	$9.63	1.90%	$9.83	1.94%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$1,057.60	$13.71	2.65%	$13.91	2.69%
Hypothetical**	$1,000	$1,011.81	$13.40	2.65%	$13.60	2.69%
Advisor Class
Actual	$1,000	$1,062.60	$8.55	1.65%	$8.76	1.69%
Hypothetical**	$1,000	$1,016.84	$8.36	1.65%	$8.57	1.69%
Class R
Actual	$1,000	$1,060.30	$11.13	2.15%	$11.34	2.19%
Hypothetical**	$1,000	$1,014.33	$10.89	2.15%	$11.09	2.19%
Class K
Actual	$1,000	$1,061.60	$9.85	1.90%	$10.05	1.94%
Hypothetical**	$1,000	$1,015.58	$9.63	1.90%	$9.83	1.94%
Class I
Actual	$1,000	$1,062.80	$8.30	1.60%	$8.50	1.64%
Hypothetical**	$1,000	$1,017.09	$8.11	1.60%	$8.31	1.64%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 11

PORTFOLIO SUMMARY

December 31, 2019 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,163.7

SECTOR BREAKDOWN1

	Long	Short

Communication Services	7.8%	-0.1%

Consumer Discretionary	5.7	-0.4

Consumer Staples	3.1	—

Energy	3.3	—

Financials	10.7	-0.1

Funds and Investment Trusts	0.0	-0.1

Health Care	10.3	—

Industrials	6.4	—

Information Technology	12.5	—

Materials	0.6	—

Real Estate	0.2	-0.2

Utilities	2.1	—

TEN LARGEST HOLDINGS1

Long		Short
Company		Company

Microsoft Corp.	3.0%	Sprint Corp.	-0.1%

Apple, Inc.	2.8	RealReal, Inc. (The)	-0.1

Berkshire Hathaway, Inc.	2.6	SL Green Realty Corp.	-0.1

Citigroup, Inc.	2.3	Empire State Realty Trust, Inc.	-0.1

Alphabet, Inc.	2.1	HSBC Holdings PLC	-0.1

United Technologies Corp.	2.1	Chewy, Inc.	-0.1

Johnson & Johnson	1.9	Tesla, Inc.	-0.1

Amazon.com, Inc.	1.8	Capri Holdings Ltd.	-0.1

Bank of America Corp.	1.5	Canada Goose Holdings, Inc.	-0.1

PNC Financial Services Group, Inc. (The)	1.5	Washington Prime Group, Inc.	-0.1

1	Holdings are expressed as a percentage of total net assets and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

12 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

December 31, 2019 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.6%
Information Technology – 12.5%
Communications Equipment – 0.8%
Cisco Systems, Inc.	204,876	$9,825,853

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.	61,879	1,801,298

IT Services – 2.1%
International Business Machines Corp.	27,085	3,630,473
KBR, Inc.	61,701	1,881,881
PayPal Holdings, Inc.(a)	48,326	5,227,423
Visa, Inc. – Class A	74,724	14,040,640

		24,780,417

Semiconductors & Semiconductor Equipment – 2.5%
Broadcom, Inc.	25,554	8,075,575
Intel Corp.	112,453	6,730,312
NXP Semiconductors NV	16,859	2,145,476
QUALCOMM, Inc.	84,585	7,462,935
Texas Instruments, Inc.	31,455	4,035,362

		28,449,660

Software – 4.1%
Adobe, Inc.(a)	21,185	6,987,025
Microsoft Corp.	223,612	35,263,612
VMware, Inc. – Class A(a)	37,541	5,698,348

		47,948,985

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	110,192	32,357,881

		145,164,094

Financials – 10.7%
Banks – 6.9%
Bank of America Corp.	500,383	17,623,489
Citigroup, Inc.	331,453	26,479,780
JPMorgan Chase & Co.	91,761	12,791,484
PNC Financial Services Group, Inc. (The)	109,597	17,494,969
Wells Fargo & Co.	106,229	5,715,120

		80,104,842

Capital Markets – 1.2%
E*TRADE Financial Corp.	15,931	722,789
Goldman Sachs Group, Inc. (The)	59,219	13,616,225

		14,339,014

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Financial Services – 2.6%
Berkshire Hathaway, Inc. – Class B(a)	134,760	$30,523,140

		124,966,996

Health Care – 10.3%
Biotechnology – 0.4%
Vertex Pharmaceuticals, Inc.(a)	19,199	4,203,621

Health Care Equipment & Supplies – 2.6%
Abbott Laboratories	122,262	10,619,677
Boston Scientific Corp.(a)	220,654	9,977,974
Zimmer Biomet Holdings, Inc.	68,383	10,235,568

		30,833,219

Health Care Providers & Services – 3.0%
Cigna Corp.(a)	54,564	11,157,792
Humana, Inc.	24,670	9,042,048
UnitedHealth Group, Inc.	51,414	15,114,688

		35,314,528

Pharmaceuticals – 4.3%
Eli Lilly & Co.	87,340	11,479,096
Johnson & Johnson	148,769	21,700,934
Merck & Co., Inc.	181,923	16,545,897

		49,725,927

		120,077,295

Communication Services – 7.8%
Diversified Telecommunication Services – 2.1%
Anterix, Inc.(a)(b)	39,003	1,685,320
AT&T, Inc.	326,594	12,763,293
Comcast Corp. – Class A	223,648	10,057,451

		24,506,064

Entertainment – 2.0%
Activision Blizzard, Inc.	87,374	5,191,763
Vivendi SA	245,256	7,102,004
Walt Disney Co. (The)	72,773	10,525,159

		22,818,926

Interactive Media & Services – 3.4%
Alphabet, Inc. – Class C(a)	18,226	24,368,527
Facebook, Inc. – Class A(a)	76,189	15,637,792

		40,006,319

Media – 0.3%
Liberty Media Corp.-Liberty Formula One – Class C(a)	84,212	3,870,804

		91,202,113

14 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 6.4%
Aerospace & Defense – 3.2%
Boeing Co. (The)	11,051	$3,599,974
Northrop Grumman Corp.	28,461	9,789,730
United Technologies Corp.	159,316	23,859,164

		37,248,868

Airlines – 0.9%
Delta Air Lines, Inc.	180,330	10,545,698

Construction & Engineering – 0.7%
Jacobs Engineering Group, Inc.	92,883	8,343,680

Industrial Conglomerates – 1.0%
Honeywell International, Inc.	64,761	11,462,697

Road & Rail – 0.6%
Norfolk Southern Corp.	32,066	6,224,973

		73,825,916

Consumer Discretionary – 5.6%
Hotels, Restaurants & Leisure – 0.6%
Starbucks Corp.	78,193	6,874,729

Household Durables – 0.3%
Lennar Corp. – Class A	65,118	3,632,933

Internet & Direct Marketing Retail – 2.9%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	8,807	1,867,964
Amazon.com, Inc.(a)	11,051	20,420,480
Booking Holdings, Inc.(a)	5,356	10,999,778

		33,288,222

Multiline Retail – 0.4%
Target Corp.	34,004	4,359,653

Specialty Retail – 1.4%
Home Depot, Inc. (The)	59,967	13,095,594
Ulta Salon Cosmetics & Fragrance, Inc.(a)	15,353	3,886,458

		16,982,052

		65,137,589

Energy – 3.3%
Oil, Gas & Consumable Fuels – 3.3%
Chevron Corp.	133,690	16,110,982
EOG Resources, Inc.	107,372	8,993,479
Exxon Mobil Corp.	132,124	9,219,613
Valero Energy Corp.	42,641	3,993,329

		38,317,403

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 3.1%
Beverages – 0.9%
Coca-Cola Co. (The)	192,346	$10,646,351

Food & Staples Retailing – 0.6%
Walmart, Inc.	53,251	6,328,349

Household Products – 0.9%
Procter & Gamble Co. (The)	78,703	9,830,005

Personal Products – 0.4%
Estee Lauder Cos., Inc. (The) – Class A	24,959	5,155,032

Tobacco – 0.3%
Altria Group, Inc.	79,520	3,968,843

		35,928,580

Utilities – 2.1%
Electric Utilities – 0.9%
NextEra Energy, Inc.	43,238	10,470,514

Independent Power and Renewable Electricity Producers – 1.2%
NRG Energy, Inc.	363,544	14,450,874

		24,921,388

Materials – 0.6%
Containers & Packaging – 0.6%
Berry Global Group, Inc.(a)	133,586	6,343,999

Real Estate – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.2%
Equinix, Inc.	4,710	2,749,227

Total Common Stocks (cost $659,428,117)		728,634,600

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(a)(c)(d)(e) (cost $950,194)	20,767	614,275

SHORT-TERM INVESTMENTS – 36.5%
Investment Companies – 35.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.53%(f)(g)(h) (cost $418,470,965)	418,470,965	418,470,965

16 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill Zero Coupon, 2/13/20(i) (cost $6,987,080)	$7,000	$6,987,832

Total Short-Term Investments (cost $425,458,045)		425,458,797

Total Investments Before Securities Sold Short – 99.2% (cost $1,085,836,356)		1,154,707,672

	Shares
SECURITIES SOLD SHORT – (0.9)%
COMMON STOCKS – (0.8)%
Consumer Discretionary – (0.4)%
Automobiles – (0.1)%
Tesla, Inc.(a)	(1,887)	(789,389)

Internet & Direct Marketing Retail – (0.2)%
Chewy, Inc. – Class A(a)	(28,020)	(812,580)
RealReal, Inc. (The)(a)	(49,408)	(931,340)
Stitch Fix, Inc.(a)	(22,868)	(586,793)

		(2,330,713)

Textiles, Apparel & Luxury Goods – (0.1)%
Canada Goose Holdings, Inc.(a)	(18,991)	(688,234)
Capri Holdings Ltd.(a)	(20,590)	(785,509)
Oxford Industries, Inc.	(7,770)	(586,013)

		(2,059,756)

		(5,179,858)

Real Estate – (0.2)%
Equity Real Estate Investment Trusts (REITs) – (0.2)%
Empire State Realty Trust, Inc. – Class A	(63,622)	(888,163)
SL Green Realty Corp.	(10,065)	(924,772)
Washington Prime Group, Inc.	(178,982)	(651,495)

		(2,464,430)

Communication Services – (0.1)%
Wireless Telecommunication Services – (0.1)%
Sprint Corp.(a)	(207,579)	(1,081,487)

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – (0.1)%
Banks – (0.1)%
HSBC Holdings PLC	(111,066)	$(868,988)

Total Common Stocks (proceeds $9,025,079)		(9,594,763)

Investment Companies – (0.1)%
Funds and Investment Trusts – (0.1)%
Invesco CurrencyShares Euro Currency Trust(a)(g) (proceeds $(1,271,399))	(12,276)	(1,304,939)

Total Securities Sold Short (proceeds $10,296,478)		(10,899,702)

Total Investments, Net of Securities Sold Short – 98.3% (cost $1,075,539,878)		1,143,807,970
Other assets less liabilities – 1.7%		19,877,115

Net Assets – 100.0%		$1,163,685,085

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	85	March 2020	$13,732,175	$(87,059)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Cronos Group, Inc.	LIBOR Minus 7.13%	Monthly	USD	0	*	8/14/20	$(17)
Cronos Group, Inc.	LIBOR Minus 5.13%	Annual	USD	255		8/14/20	(48,886)
Cronos Group, Inc.	LIBOR Minus 5.13%	Monthly	USD	62		8/14/20	1,766
Cronos Group, Inc.	LIBOR Minus 5.75%	Monthly	USD	3		8/14/20	(370)
Cronos Group, Inc.	LIBOR Minus 5.00%	Monthly	USD	4		8/14/20	(828)
Morgan Stanley Capital Services LLC
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	3,302		3/05/21	(291,321)

18 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	2		3/05/21	$(1)
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	11		3/05/21	(453)
MSABBBBD	FedFundEffective Minus 0.35%	Monthly	USD	19		3/05/21	(770)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	13		3/05/21	(453)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	23		3/05/21	(1,014)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	2		3/05/21	(1)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	2,390		3/05/21	(320,512)
MSABWARR	FedFundEffective Minus 0.50%	Monthly	USD	1,664		3/05/21	(262,002)
Peloton Interactive, Inc.	FedFundEffective Minus 10.39%	Monthly	USD	0	*	3/05/21	22
Peloton Interactive, Inc.	FedFundEffective Minus 8.41%	Monthly	USD	196		3/05/21	26,339
Peloton Interactive, Inc.	FedFundEffective Plus 0.30%	Monthly	USD	293		3/05/21	(52,667)
Peloton Interactive, Inc.	FedFundEffective Minus 8.41%	Monthly	USD	1		3/05/21	355
Peloton Interactive, Inc.	FedFundEffective Minus 31.25%	Monthly	USD	168		3/05/21	(41,193)
Peloton Interactive, Inc.	FedFundEffective Minus 8.40%	Monthly	USD	6		3/05/21	307
Peloton Interactive, Inc.	FedFundEffective Minus 31.25%	Monthly	USD	1		3/05/21	(341)

							$(992,040)

*	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	Affiliated investments.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Glossary:

ADR – American Depositary Receipt

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rates

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

December 31, 2019 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $667,365,391)	$736,236,707	(a)
Affiliated issuers (cost $418,470,965)	418,470,965
Cash collateral due from broker	2,156,500
Foreign currencies, at value (cost $439,225)	442,250
Deposit at broker for securities sold short	15,357,250
Receivable for investment securities sold	8,517,666
Receivable for capital stock sold	2,546,986
Affiliated dividends receivable	524,196
Unaffiliated dividends receivable	328,011
Unrealized appreciation on total return swaps	28,789

Total assets	1,184,609,320

Liabilities
Payable for securities sold short, at value (proceeds received $10,296,478)	10,899,702
Payable for investment securities purchased	4,006,770
Payable for capital stock redeemed	2,988,028
Advisory fee payable	1,387,171
Unrealized depreciation on total return swaps	1,020,829
Payable for variation margin on futures	345,571
Distribution fee payable	84,792
Dividend expense payable	18,464
Transfer Agent fee payable	12,591
Administrative fee payable	10,766
Accrued expenses and other liabilities	149,551

Total liabilities	20,924,235

Net Assets	$1,163,685,085

Composition of Net Assets
Capital stock, at par	$8,943
Additional paid-in capital	1,098,657,956
Distributable earnings	65,018,186

	$1,163,685,085

(a)	Includes securities on loan with a value of $958,182 (see Note E).

See notes to financial statements.

20 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$93,094,813	7,244,636	$12.85	*

C	$81,034,001	6,708,691	$12.08

Advisor	$968,801,466	73,898,909	$13.11

R	$274,278	21,793	$12.59

K	$12,858	1,001	$12.85

I	$20,467,669	1,557,184	$13.14

*	The maximum offering price per share for Class A shares was $13.42 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 21

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2019 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,414)	$6,514,388
Affiliated issuers	3,873,565
Interest	103,957
Securities lending income	1,501
Other income	37,842	$10,531,253

Expenses
Advisory fee (see Note B)	8,472,536
Distribution fee—Class A	113,943
Distribution fee—Class C	414,705
Distribution fee—Class R	729
Distribution fee—Class K	16
Transfer agency—Class A	32,427
Transfer agency—Class C	29,603
Transfer agency—Advisor Class	333,205
Transfer agency—Class R	106
Transfer agency—Class K	11
Transfer agency—Class I	2,086
Custodian	135,748
Registration fees	57,845
Printing	35,638
Audit and tax	27,468
Administrative	27,338
Legal	21,172
Directors’ fees	11,680
Miscellaneous	18,275

Total operating expenses (see Note B)	9,734,531
Dividend expense on securities sold short and interest expense	312,872
Total expenses	10,047,403
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(198,262)

Net expenses		9,849,141

Net investment income		682,112

See notes to financial statements.

22 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$49,900,390
Securities sold short	318,831
Futures	(877,215)
Swaps	(9,961)
Foreign currency transactions	(5,954)
Net change in unrealized appreciation/depreciation of:
Investments	20,154,179
Securities sold short	(1,401,195)
Futures	(70,208)
Swaps	(234,202)
Foreign currency denominated assets and liabilities	1,433

Net gain on investment and foreign currency transactions	67,776,098

Contributions from Affiliates (see Note B)	10,536

Net Increase in Net Assets from Operations	$68,468,746

(a)	Net of foreign capital gains taxes of $55,687.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 23

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase in Net Assets from Operations
Net investment income	$682,112	$1,323,019
Net realized gain on investment and foreign currency transactions	49,326,091	23,292,815
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	18,450,007	34,062,814
Contributions from Affiliates (see Note B)	10,536	– 0	–

Net increase in net assets from operations	68,468,746	58,678,648
Distributions to Shareholders
Class A	(3,066,569)	(7,299,089)
Class C	(2,903,563)	(7,593,841)
Advisor Class	(33,122,664)	(62,850,348)
Class R	(10,414)	(28,749)
Class K	(443)	(1,013)
Class I	(701,589)	(1,330,300)
Capital Stock Transactions
Net increase	38,489,066	150,179,941

Total increase	67,152,570	129,755,249
Net Assets
Beginning of period	1,096,532,515	966,777,266

End of period	$1,163,685,085	$1,096,532,515

See notes to financial statements.

24 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.
Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$145,164,094		$	– 0	–	$	– 0	–	$145,164,094
Financials	124,966,996			– 0	–		– 0	–	124,966,996
Health Care	120,077,295			– 0	–		– 0	–	120,077,295
Communication Services	84,100,109			7,102,004			– 0	–	91,202,113
Industrials	73,825,916			– 0	–		– 0	–	73,825,916
Consumer Discretionary	65,137,589			– 0	–		– 0	–	65,137,589
Energy	38,317,403			– 0	–		– 0	–	38,317,403
Consumer Staples	35,928,580			– 0	–		– 0	–	35,928,580
Utilities	24,921,388			– 0	–		– 0	–	24,921,388
Materials	6,343,999			– 0	–		– 0	–	6,343,999
Real Estate	2,749,227			– 0	–		– 0	–	2,749,227
Preferred Stocks	– 0	–		– 0	–		614,275		614,275
Short-Term Investments:
Investment Companies	418,470,965			– 0	–		– 0	–	418,470,965
U.S. Treasury Bills	– 0	–		6,987,832			– 0	–	6,987,832

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Common Stocks:
Consumer Discretionary	$(5,179,858)		$	– 0	–	$	– 0	–	$(5,179,858)
Real Estate	(2,464,430)			– 0	–		– 0	–	(2,464,430)
Communication Services	(1,081,487)			– 0	–		– 0	–	(1,081,487)
Financials	– 0	–		(868,988)			– 0	–	(868,988)
Investment Companies	(1,304,939)			– 0	–		– 0	–	(1,304,939)

Total Investments in Securities	1,129,972,847			13,220,848			614,275		1,143,807,970
Other Financial Instruments(a):
Assets:
Total Return Swaps	– 0	–		28,789			– 0	–	28,789
Liabilities:
Futures	(87,059)			– 0	–		– 0	–	(87,059	)(b)
Total Return Swaps	– 0	–		(1,020,829)			– 0	–	(1,020,829)

Total	$1,129,885,788			$12,228,808			$614,275		$1,142,728,871

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the six months ended December 31, 2019, such reimbursements/waivers amounted to $4. The Expense Caps may not be terminated by the Adviser before October 31, 2020.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2019, the reimbursement for such services amounted to $27,338.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $92,438 for the six months ended December 31, 2019.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,561 from the sale of Class A shares and received $0 and $859 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2019.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as

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NOTES TO FINANCIAL STATEMENTS (continued)

an acquired fund fee and expense. For the six months ended December 31, 2019, such waiver amounted to $198,257.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2019 is as follows:

Fund	Market Value 6/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$374,268		$192,953	$148,750	$418,471		$3,874
Government Money Market Portfolio*	– 0	–	208	208	– 0	–	0	**

Total					$418,471		$3,874

*	Investments of cash collateral for securities lending transactions (see Note E).
**	Amount is less than $500.

During the six months ended December 31, 2019, the Adviser reimbursed the Fund $10,536 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory

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agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,476,150, $7,196 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2019, were as follows:

Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
$ 601,305,557	$648,061,789	$26,576,566	$50,319,076

There were no purchases or sales of U.S. government and government agency obligations for the six months ended December 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Securities Sold Short		Net Unrealized appreciation
Cost of Investments	Appreciation on Investments	Depreciation on Investments
$ 1,075,539,878	$70,767,956	$(2,975,739)	$67,792,217	$(603,224	)(a)	$67,188,993

(a)	Gross unrealized appreciation was $447,066 and gross unrealized depreciation was $(1,050,290), resulting in net unrealized depreciation of $(603,224).

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/

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counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the six months ended December 31, 2019, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the

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termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended December 31, 2019, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended December 31, 2019, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts			Receivable/Payable for variation margin on futures	$87,059	*

Equity contracts	Unrealized appreciation on total return swaps	$28,789	Unrealized depreciation on total return swaps	1,020,829

Total		$28,789		$1,107,888

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(877,215)	$(70,208)
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(9,961)	(234,202)

Total		$(887,176)	$(304,410)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended December 31, 2019:

Futures:
Average notional amount of sale contracts	$10,823,108	(a)
Total Return Swaps:
Average notional amount	$12,178,740

(a)	Positions were open for five months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of December 31, 2019. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank, NA	$1,766	$(1,766)	$	– 0	–	$	– 0	–	$	– 0	–
Morgan Stanley Capital Services LLC	27,023	(27,023)		– 0	–		– 0	–		– 0	–

Total	$28,789	$(28,789)	$	– 0	–	$	– 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
JPMorgan Chase Bank, NA	$50,101	$(1,766)	$	– 0	–	$	– 0	–	$48,335
Morgan Stanley Capital Services LLC	970,728	(27,023)		(550,000)			(252,639)		141,066

Total	$1,020,829	$(28,789)		$(550,000)			$(252,639)		$189,401	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 39

NOTES TO FINANCIAL STATEMENTS (continued)

statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2019 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$ 958,182	$	– 0	–	$945,844	$1,501	$11	$1

*	As of December 31, 2019.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class A
Shares sold	992,184	2,485,255	$12,562,753	$30,322,562

Shares issued in reinvestment of distributions	219,672	554,404	2,763,475	6,436,624

Shares converted from Class C	318,607	8,304	3,981,558	105,074

Shares redeemed	(1,412,815)	(3,082,575)	(17,928,796)	(38,171,664)

Net increase (decrease)	117,648	(34,612)	$1,378,990	$(1,307,404)

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NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Class C
Shares sold	317,246	609,353	$3,796,807	$7,236,895

Shares issued in reinvestment of distributions	223,160	618,550	2,639,988	6,816,420

Shares converted to Class A	(337,953)	(8,745)	(3,981,558)	(105,074)

Shares redeemed	(757,560)	(1,946,852)	(9,083,810)	(22,937,587)

Net decrease	(555,107)	(727,694)	$(6,628,573)	$(8,989,346)

Advisor Class
Shares sold	10,979,777	30,687,796	$141,969,887	$387,902,196

Shares issued in reinvestment of distributions	1,988,604	4,061,044	25,533,677	48,001,540

Shares redeemed	(9,671,973)	(22,529,783)	(125,294,747)	(280,618,003)

Net increase	3,296,408	12,219,057	$42,208,817	$155,285,733

Class R
Shares sold	1,148	2,326	$14,319	$28,754

Shares issued in reinvestment of distributions	845	2,519	10,413	28,747

Shares redeemed	(3,173)	(17,748)	(39,897)	(219,387)

Net decrease	(1,180)	(12,903)	$(15,165)	$(161,886)

Class K
Shares sold	– 0	–	0	(a)	$	– 0	–	$5

Shares issued in reinvestment of distributions	0	(a)	0	(a)	0	(b)	0	(b)

Net increase	1	– 0	–	$	– 0	–	$5

Class I
Shares sold	86,046	341,346	$1,117,735	$4,428,005

Shares issued in reinvestment of distributions	54,303	111,670	698,880	1,323,290

Shares redeemed	(20,782)	(31,593)	(271,618)	(398,456)

Net increase	119,567	421,423	$1,544,997	$5,352,839

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 41

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in

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NOTES TO FINANCIAL STATEMENTS (continued)

the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 43

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2019.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$79,103,340	$46,886,207

Total taxable distributions paid	$79,103,340	$46,886,207

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$676,617
Undistributed capital gains	13,484,872
Unrealized appreciation/(depreciation)	22,203,730	(a)

Total accumulated earnings/(deficit)	$36,365,219

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

44 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 12.54	$ 12.86	$ 12.28	$ 11.40	$ 11.77	$ 12.12

Income From Investment Operations

Net investment income (loss)(a)	(.00	)(b)(c)	(.00	)(b)(c)	(.04	)(b)	(.09	)(b)	(.11	)(b)	(.16)

Net realized and unrealized gain on investment and foreign currency transactions	.75	.69	1.26	.97	.12	.31

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.75	.69	1.22	.88	.01	.15

Less: Distributions

Distributions from net realized gain on investment transactions	(.44)	(1.01)	(.64)	– 0	–	(.38)	(.50)

Net asset value, end of period	$ 12.85	$ 12.54	$ 12.86	$ 12.28	$ 11.40	$ 11.77

Total Return

Total investment return based on net asset value(d)	6.16%	5.93%	10.10%	7.72%	.02%	1.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,095	$89,337	$92,102	$113,847	$166,015	$308,235

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.90	%^	1.91%	1.88%	2.11%	2.29%	2.27%

Expenses, before waivers/reimbursements(e)(f)‡	1.94	%^	1.94%	1.94%	2.18%	2.30%	2.27%

Net investment loss	(.04	)%(b)^	(.00	)%(b)(g)	(.30	)%(b)	(.77	)%(b)	(.98	)%(b)	(1.34)%

Portfolio turnover rate (excluding securities sold short)	85%	253%	291%	295%	329%	535%

Portfolio turnover rate (including securities sold short)	90%	266%	346%	528%	519%	718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.04%	.07%	.08%	.00%	.00%

See	footnote summary on page 51.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.85	$12.30	$11.86	$11.09	$11.55	$11.99

Income From Investment Operations

Net investment loss(a)	(.05	)(b)	(.09	)(b)	(.13	)(b)	(.18	)(b)	(.19	)(b)	(.25)

Net realized and unrealized gain on investment and foreign currency transactions	.72	.65	1.21	.95	.11	.31

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.67	.56	1.08	.77	(.08)	.06

Less: Distributions

Distributions from net realized gain on investment transactions	(.44)	(1.01)	(.64)	– 0	–	(.38)	(.50)

Net asset value, end of period	$12.08	$11.85	$12.30	$11.86	$11.09	$11.55

Total Return

Total investment return based on net asset value(d)	5.76%	5.11%	9.34%	6.94%	(.78)%	.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$81,034	$86,097	$98,333	$111,027	$159,990	$232,110

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.65	%^	2.66%	2.63%	2.86%	3.05%	3.04%

Expenses, before waivers/reimbursements(e)(f)‡	2.68	%^	2.69%	2.69%	2.94%	3.06%	3.04%

Net investment loss	(.78	)%(b)^	(.76	)%(b)	(1.05	)%(b)	(1.53	)%(b)	(1.73	)%(b)	(2.09)%

Portfolio turnover rate (excluding securities sold short)	85%	253%	291%	295%	329%	535%

Portfolio turnover rate (including securities sold short)	90%	266%	346%	528%	519%	718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.04%	.07%	.08%	.00%	.00%

See	footnote summary on page 51.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$12.78		$13.06		$12.43		$11.51		$11.86		$12.17

Income From Investment Operations

Net investment income (loss)(a)	.01	(b)	.03	(b)	(.01	)(b)	(.06	)(b)	(.08	)(b)	(.13)

Net realized and unrealized gain on investment and foreign currency transactions	.78		.70		1.28		.98		.11		.32

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.79		.73		1.27		.92		.03		.19

Less: Dividends and Distributions

Dividends from net investment income	(.02)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.44)		(1.01)		(.64)		– 0	–	(.38)		(.50)

Total dividends and distributions	(.46)		(1.01)		(.64)		– 0	–	(.38)		(.50)

Net asset value, end of period	$13.11		$12.78		$13.06		$12.43		$11.51		$11.86

Total Return

Total investment return based on net asset value(d)	6.26%		6.24%		10.39%		7.99%		.27%		1.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$968,801		$902,381		$762,575		$692,136		$816,563		$1,189,226

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.65	%^	1.66%		1.64%		1.86%		2.05%		2.04%

Expenses, before waivers/reimbursements(e)(f)‡	1.69	%^	1.69%		1.69%		1.94%		2.06%		2.04%

Net investment income (loss)	.21	%(b)^	.24	%(b)	(.04	)%(b)	(.53	)%(b)	(.73	)%(b)	(1.09)%

Portfolio turnover rate (excluding securities sold short)	85%		253%		291%		295%		329%		535%

Portfolio turnover rate (including securities sold short)	90%		266%		346%		528%		519%		718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.04%		.07%		.08%		.00%		.00%

See	footnote summary on page 51.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 12.30	$ 12.67	$ 12.14	$ 11.30	$ 11.70	$ 12.07

Income From Investment Operations

Net investment loss(a)	(.02	)(b)	(.03	)(b)	(.07	)(b)	(.13	)(b)	(.14	)(b)	(.18)

Net realized and unrealized gain on investment and foreign currency transactions	.75	.67	1.24	.97	.12	.31

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.73	.64	1.17	.84	(.02)	.13

Less: Distributions

Distributions from net realized gain on investment transactions	(.44)	(1.01)	(.64)	– 0	–	(.38)	(.50)

Net asset value, end of period	$ 12.59	$ 12.30	$ 12.67	$ 12.14	$ 11.30	$ 11.70

Total Return

Total investment return based on net asset value(d)	6.03%	5.69%	9.80%	7.43%	(.25)%	1.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$274	$283	$455	$391	$698	$630

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.15	%^	2.16%	2.15%	2.44%	2.54%	2.57%

Expenses, before waivers/reimbursements(e)(f)‡	2.18	%^	2.34%	2.38%	2.56%	2.55%	2.57%

Net investment loss	(.28	)%(b)^	(.28	)%(b)	(.55	)%(b)	(1.09	)%(b)	(1.20	)%(b)	(1.55)%

Portfolio turnover rate (excluding securities sold short)	85%	253%	291%	295%	329%	535%

Portfolio turnover rate (including securities sold short)	90%	266%	346%	528%	519%	718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.04%	.07%	.08%	.00%	.00%

See	footnote summary on page 51.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 12.54	$ 12.86	$ 12.28	$ 11.40	$ 11.78	$ 12.11

Income From Investment Operations

Net investment income (loss)(a)	(.00	)(c)(b)	(.00	)(c)(b)	(.04	)(b)	(.10	)(b)	(.11	)(b)	(.16)

Net realized and unrealized gain on investment and foreign currency transactions	.75	.69	1.26	.98	.11	.33

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.75	.69	1.22	.88	– 0	–	.17

Less: Distributions

Distributions from net realized gain on investment transactions	(.44)	(1.01)	(.64)	– 0	–	(.38)	(.50)

Net asset value, end of period	$ 12.85	$ 12.54	$ 12.86	$ 12.28	$ 11.40	$ 11.78

Total Return

Total investment return based on net asset value(d)	6.16%	5.93%	10.10%	7.72%	.01%	1.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13	$13	$13	$12	$31	$30

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.90	%^	1.92%	1.90%	2.14%	2.27%	2.31%

Expenses, before waivers/reimbursements(e)(f)‡	1.99	%^	2.05%	2.05%	2.23%	2.28%	2.31%

Net investment loss	(.06	)%(b)^	(.02	)%(b)	(.32	)%(b)	(.83	)%(b)	(.94	)%(b)	(1.33)%

Portfolio turnover rate (excluding securities sold short)	85%	253%	291%	295%	329%	535%

Portfolio turnover rate (including securities sold short)	90%	266%	346%	528%	519%	718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%	.04%	.07%	.08%	.00%	.00%

See	footnote summary on page 51.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 12.81		$ 13.09		$ 12.45		$ 11.52		$ 11.86		$ 12.16

Income From Investment Operations

Net investment income (loss)(a)	.02	(b)	.04	(b)	.00	(b)(c)	(.06	)(b)	(.08	)(b)	(.12)

Net realized and unrealized gain on investment and foreign currency transactions	.78		.69		1.28		.99		.12		.32

Contributions from Affiliates	.00	(c)	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.80		.73		1.28		.93		.04		.20

Less: Dividends and Distributions

Dividends from net investment income	(.03)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.44)		(1.01)		(.64)		– 0	–	(.38)		(.50)

Total dividends and distributions	(.47)		(1.01)		(.64)		– 0	–	(.38)		(.50)

Net asset value, end of period	$ 13.14		$ 12.81		$ 13.09		$ 12.45		$ 11.52		$ 11.86

Total Return

Total investment return based on net asset value(d)	6.28%		6.22%		10.46%		8.07%		.27%		1.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,468		$18,422		$13,299		$11,749		$12,724		$23,250

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.60	%^	1.61%		1.58%		1.82%		1.97%		1.97%

Expenses, before waivers/reimbursements(e)(f)‡	1.64	%^	1.65%		1.64%		1.90%		1.98%		1.97%

Net investment income (loss)	.26	%(b)^	.31	%(b)	.01	%(b)	(.49	)%(b)	(.67	)%(b)	(1.03)%

Portfolio turnover rate (excluding securities sold short)	85%		253%		291%		295%		329%		535%

Portfolio turnover rate (including securities sold short)	90%		266%		346%		528%		519%		718%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04%		.04%		.07%		.08%		.00%		.00%

See	footnote summary on page 51.

50 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude non- operating expenses:

	Six Months Ended December 31, 2019 (unaudited)		Year Ended June 30,
			2019	2018	2017	2016	2015

Class A
Net of waivers/reimbursements	1.84	%^	1.85%	1.83%	1.94%	2.09%	2.09%
Before waivers/reimbursements	1.88	%^	1.89%	1.88%	2.01%	2.09%	2.09%
Class C
Net of waivers/reimbursements	2.59	%^	2.60%	2.58%	2.69%	2.84%	2.85%
Before waivers/reimbursements	2.63	%^	2.64%	2.64%	2.76%	2.84%	2.85%
Advisor Class
Net of waivers/reimbursements	1.60	%^	1.61%	1.58%	1.68%	1.84%	1.85%
Before waivers/reimbursements	1.63	%^	1.64%	1.64%	1.76%	1.84%	1.85%
Class R
Net of waivers/reimbursements	2.09	%^	2.12%	2.09%	2.28%	2.32%	2.34%
Before waivers/reimbursements	2.13	%^	2.29%	2.33%	2.40%	2.32%	2.34%
Class K
Net of waivers/reimbursements	1.84	%^	1.86%	1.84%	1.98%	2.05%	2.07%
Before waivers/reimbursements	1.94	%^	2.00%	2.00%	2.08%	2.05%	2.07%
Class I
Net of waivers/reimbursements	1.55	%^	1.55%	1.53%	1.64%	1.77%	1.78%
Before waivers/reimbursements	1.58	%^	1.59%	1.59%	1.72%	1.77%	1.78%

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2019 and the years ended June 30, 2019, June 30, 2018 and June 30, 2017, such waiver amounted to .04% (annualized), .03%, .06% and .07%, respectively.

(g)	Less than 0.005%.

^	Annualized.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 51

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez^ Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Kurt A. Feuerman(2), Vice President Anthony Nappo(2), Vice President Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Select Equity Portfolios Investment Team. Messrs. Feuerman and Nappo are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

^	Mr. Bermudez will be a member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee when he joins the Board on January 1, 2020.

52 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 53

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits

54 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median. The directors also took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 55

the Adviser to any offshore funds and for services to any sub-advised funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely

56 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 57

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

58 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 59

NOTES

60 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

AB SELECT US LONG/SHORT PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SULS-0152-1219

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 26, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 26, 2020